As filed with the Securities and Exchange Commission on May 22, 2019
File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 74	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 76	☒
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Gary R. Young, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☒	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
__________________________________________________________________________________________________

 Prospectus
 June 28, 2019

Diamond Hill International Fund	Class A	Class I	Class Y
Ticker	DHIAX	DHIIX	DHIYX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.diamond-hill.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-226-5595.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this disclosure to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-226-5595 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

For more information, see back cover.

Class	A	I	Y
Ticker	DHIAX	DHIIX	DHIYX
Investment Objective
The investment objective of the Diamond Hill International Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 9 of the fund’s prospectus and the Shares of the Funds section on page 13 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I	Class Y
Management fees	0.65%	0.65%	0.65%
Distribution (12b-1) fees	0.25%	None	None
Administration fees	0.21%	0.17%	0.05%
Other expenses	0.05%	0.05%	0.05%
Total other expenses	0.26%	0.22%	0.10%
Total annual fund operating expenses	1.16%	0.87%	0.75%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$612	$850	$1,106	$1,839
Class I	89	278	482	1,073
Class Y	77	240	417	930

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. Because the fund has not yet commenced operations as of the prior fiscal year end period, no portfolio turnover rate has been provided.
Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in foreign equity securities of companies of any size that Diamond Hill Capital Management, Inc. (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. The fund intends to diversify its investments across different countries and regions. The fund may invest up to 30% of its total assets in securities of companies located in emerging market countries. Emerging market countries include those generally recognized to be an emerging market country by the international financial community; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc., or other index or data provider.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of confidence.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the

DIAMOND HILL FUNDS| INTERNATIONAL FUND PROSPECTUS| June 28, 2019 | DIAMOND-HILL.COM 1

Diamond Hill International Fund Summary	As of June 28, 2019

Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Foreign and Emerging Markets Risk  The fund will invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries. These securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility - or variability - of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
The bar chart and table reflect the past performance of Diamond Hill International Equity Fund, LP (the “International Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the International Partnership. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the International Partnership, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The International Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the International Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2019 is measured from December 30, 2016, the inception of the International Partnership, and is not the performance of the fund. The fund’s and the International Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. All of the assets of the International Partnership are expected to be converted, based on their value on or about July 1, 2019, into assets of the fund prior to commencement of operations of the fund. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Best Quarter:	1Q '17, +10.46%
Worst Quarter:	4Q '18, -11.60%

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Diamond Hill International Fund Summary	As of June 28, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2018
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for Class A shares. After-tax returns are not provided because the International Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Since Inception (12/30/16)
Class I Before Taxes	06/28/19	(10.71)%	8.05%
After Taxes on Distributions		N/A	N/A
After Taxes on Distributions and Sale of Fund Shares		N/A	N/A
Class A Before Taxes	06/28/19	(15.40)	4.99
Class Y Before Taxes	06/28/19	(10.61)	8.18
Morningstar Global Markets ex US Index		(14.17)	4.56
The Morningstar Global Markets Index ex US is an unmanaged, float market capitalization weighted index of more than 6,000 securities that is designed to cover 98% of the equity market capitalization of developed and emerging markets excluding the United States. The index (net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the fund may be lower.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Grady Burkett
Portfolio Manager
since 09/2016

Krishna Mohanraj
Portfolio Manager
since 12/2018
Buying and Selling Fund Shares
Minimum Initial Investment
Class A and I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill International Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fund Details

Additional Information About Investment Strategy and Related Risks
Securities Lending
To generate additional income, the fund may lend its portfolio securities to financial institutions, meaning that a significant portion of the fund could be on loan at any given time. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the securities lending risk described in the Investment Risks section below. Any expenses associated with securities lending are not reflected in the fee table for the fund.
Investments in Other Diamond Hill Funds
The fund may invest in shares of another investment company, including another Diamond Hill Fund. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the investment company risk described in the Investment Risks section below. To the extent the fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to permanently waive a portion of the fund’s management fee in the pro rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the fund’s Board of Trustees. “Acquired Fund Fees and Expenses” and the amount of the contractual waiver, as shown on the expense table in the Fund Summary, will vary with changes in the expenses of the underlying Diamond Hill Fund, as well as the allocation of the fund’s assets.
Investment Strategy
The fund, under normal market conditions, invests its assets primarily in foreign equity securities that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. The fund intends to diversify its investments across different countries and regions. The fund may invest up to 30% of its total assets in securities of companies located in emerging market countries. Emerging market countries include those generally recognized to be an emerging market country by the international financial community; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc., or other index or data provider.
Investment Risks
The main risks associated with investing in the fund are described below and in the Fund Summary at the front of this prospectus.
Main Risks
Equity Market Risk The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the fund or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk,” meaning that stock prices in general (or in particular, the types of securities in which the fund invests) may decline over short or extended periods of time. When the value of the fund’s securities goes down, your investment in the fund decreases in value.
Foreign and Emerging Market Risk   Investing in foreign securities (including depositary receipts) involves special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. Uncertainty relating to the withdrawal procedures and time line may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact fund performance. The risks associated with foreign securities are magnified in countries in “emerging markets” compared to more mature markets. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. The fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the fund’s yield on those securities.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The ability of the fund to meet its investment objective is directly related to the Adviser’s proprietary investment process. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Small and Mid Cap Company Risk  Investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities,

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Fund Details

especially over the short term. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for the fund to buy and sell shares of smaller companies. Also, the market price for smaller and medium capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Additional Risks
General Risks  All mutual funds carry a certain amount of risk. You may lose money on your investment in the fund. The fund is subject to management risk because it is an actively managed fund. The fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.
Illiquid Securities Risk  The fund may invest up to 15% of the value of its assets in securities that are considered illiquid. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. The price the fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.
Investment Company and Exchange Traded Fund ("ETF") Risk The fund may invest in shares of other investment companies or ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests, in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, the funds will be subject to the risks associated with the investment company or ETFs' investments. The price movement of an ETF may not track the underlying index and may result in a loss. The closed-end investment company or ETF may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF's underlying portfolio. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the fund. To the extent the fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, the fund’s investment in the underlying fund benefits the Adviser. To the extent the fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to permanently waive a portion of the fund’s management fee in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund. This agreement can only be terminated by the fund’s Board of Trustees. In addition, the fund may hold a significant percentage of the shares of the underlying fund. As a result, the fund’s investment in an underlying fund may create a conflict of interest.
New Fund Risk The fund is a new mutual fund and has a limited history of operations as a registered investment company for investors to evaluate.
Redemption Risk  The fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or if a large shareholder redeems a significant portion of its account, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the fund wishes to or is required to sell are illiquid.
Sector Emphasis Risk The fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that the fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the fund receive cash or securities issued by the United States government or its agencies or instrumentalities as collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The fund may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the securities received as collateral or from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.
Temporary Strategies
From time to time, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the fund may invest up to 100% of its assets in cash and cash equivalents. For example, the fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. The fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent the fund from achieving its investment objective. If the fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.
Portfolio Holdings Disclosure
No later than 60 days after the end of each month, each fund will post on the fund's web site, www.diamond-hill.com, a complete schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, the fund may also make

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Fund Details

publicly available its portfolio holdings at other dates as may be determined from time to time.
Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio holdings is available in the Statement of Additional Information.
Management of the Fund
Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the fund and continuously reviews, supervises and administers the fund’s investment program. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, private investment funds, corporations and other institutions since June 2, 1988. As of December 31, 2018, the Adviser managed approximately $19.1 billion in assets.
Pursuant to the investment advisory contract between the Adviser and the fund, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the fund, manages both the investment operations of the fund and the composition of the fund’s portfolio, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the fund. The Adviser also administers the corporate affairs of the fund, and in connection therewith, furnishes the fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the fund’s custodian, and the fund’s sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contract and the Adviser is free to, and does, render management services to others.
Disclosure regarding the basis for the Board of Trustees’ approval of the investment advisory contract between the Adviser and the fund will be available in the fund’s annual report to shareholders for the period ended December 31, 2019.
The fund is authorized to pay the Adviser an annual fee as set forth below:

Fund	Percentage of Average Daily Net Assets
Diamond Hill International Fund	0.65%
Portfolio Managers

Fund	Portfolio Manager
Diamond Hill International Fund	Grady Burkett
Krishna Mohanraj
The Portfolio Managers hold ultimate responsibility and accountability for the investment results of the portfolios and have full authority to make all investment decisions.
 Mr. Burkett has a Bachelor of Science in Mathematics and a Master of Science in Mathematics from Wright State University, and holds the CFA designation. He has been an investment professional with the Adviser since March 2014. Mr. Burkett currently serves as a Portfolio Manager and Research Analyst for the Adviser, focusing on networking equipment and semiconductors. From 2007 to 2014, he held various Equity Analyst positions with Morningstar, most recently serving as Strategist for the technology sector team. From 2006 to 2007, Mr. Burkett was an Investment Analyst for Diastole Wealth Management. From 2005 to 2006, he was an Investment Analyst for CH Dean. From 2004 to 2005, Mr. Burkett was a Financial Advisor for Edward Jones.
Mr. Mohanraj has a Bachelor of Technology from the Indian Institute of Technology, Madras (Chennai, India), a Master of Science from The University of Texas at Austin, a Master of Business Administration from the London Business School (with distinction), and holds the CFA designation. Mr. Mohanraj has been an investment professional with the Adviser since 2012. Mr. Mohanraj currently serves as a Research Analyst for the Adviser focusing on specialty reinsurance, life insurance and traditional asset managers. From 2011 to 2012, Mr. Mohanraj was a Senior Research Associate at Sanford C. Bernstein. From 2008 to 2009, he was a Quantitative Analyst at Exelon Corporation. From 2005 to 2008, Mr. Mohanraj was a Product Manager with MCA Solutions. From 1999 to 2004, Mr. Mohanraj was a Solution Architect with i2 Technologies.
The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s).

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Your Account

Pricing Your Shares
When you buy and sell shares of the fund, the price of the shares is based on the fund’s net asset value per share ("NAV") next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (“NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this prospectus and in the Statement of Additional Information) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the fund or an authorized agent of the fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the fund’s NAV at the close of trading on that day. A separate NAV is calculated for each share class of the fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class, minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’ shares outstanding. The market value of the fund’s investments is determined primarily on the basis of readily available market quotations.
If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. To the extent that the fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the fund is closed, the value of the fund’s shares may change on days when you will not be able to purchase or redeem your shares. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the foreign market, bur prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
If you purchase shares of the fund through a Processing Organization (defined below), as discussed below, it is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investor and the authorized agent placing the order.
How to Purchase Shares
Shares of the fund have not been registered for sale outside of the United States and the fund is generally only available to residents in the United States with a valid tax identification number. This prospectus in not intended for distribution to prospective investors outside of the United States. The fund generally does not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the fund. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or non-U.S. trust or estate, foreign corporation or foreign partnership.
Class A shares are available to the general public. Class A shares may be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class A shareholders.
Class I shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Class I shareholders. Class I shares may also be purchased by officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.
Class Y shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined

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contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class Y shares may also be purchased by individual investors, if purchased through financial intermediaries authorized to act in an investment advisory capacity that have entered into a written agreement with the Adviser or the applicable fund to offer such shares through an omnibus account held at the fund. All Class Y purchases of a fund, whether purchased by an institutional investor or by a financial intermediary on behalf of an individual investor, will not require the fund, or its affiliates, to make any sub-transfer agent, service, networking, or any other payments to any third party. Class Y shares have no ongoing shareholder service fees.
The minimum initial investment amount for Class A and Class I shares is $2,500. The minimum initial investment amount for Class Y is $500,000. If a financial intermediary maintains an Omnibus Account in Class Y shares, each subaccount underlying the Omnibus Account must meet the minimum initial investment in order for the Omnibus Account to be eligible to own Class Y shares. The fund may waive the investment minimums for corporate participant directed retirement accounts (such as 401(k) accounts), some wrap fee accounts (Class A and Class I) and in other circumstances as it may judge appropriate.
All investments and exchanges are subject to approval by the fund, and the fund reserves the right to reject any purchase or exchange of shares at any time. The fund requests advance notification of investments in excess of 5% of the current net assets of the fund.
All Classes of the fund may not be available in every state.
Important Information About Procedures for Opening an Account
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. If we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.
Fund Supermarkets and Clearing Organizations
You may purchase shares of the fund through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (“Processing Organization”). The fund has authorized certain Processing Organizations to receive purchase and sale orders on their behalf. Before investing in the fund through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an earlier cut-off time for purchase and redemption requests.
The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.
Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.
Fund Direct Purchase
You may also make a direct initial investment by following these steps:

•
Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly.

•
Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which you are investing. We do not accept post-dated checks, third party checks, travelers’ checks, cash, money orders, cashier checks greater than $10,000, credit card convenience checks or “starter” checks.

•	Mail the application and check to: Diamond Hill International Fund, P.O. Box 46707, Cincinnati, OH 45246
To purchase shares of the fund by wire, call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business for instructions. On days when the NYSE closes early, the call center hours will be reduced accordingly. The fund will accept wire orders only on a day on which the fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the fund may charge a fee in the future.
AIP Program
When making your initial investment in the fund, you may choose to participate in the fund’s automatic investment program (“AIP”) by completing the AIP section of the application form discussed above. Purchase amounts ($100 minimum) are automatically

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debited each month from your bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.
Sales Charges
Shares of the fund are purchased at the public offering price (their NAV plus any applicable sales charge).
The fund’s principal underwriter compensates financial intermediaries (such as broker-dealers), including processing organizations, who sell shares of the fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the principal underwriter or affiliates of the principal underwriter and from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the principal underwriter and a financial intermediary.
Class A Shares
The public offering price for Class A shares of the fund is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment.

	Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermediary Commission[1]
Less than $100,000	5.00%	5.26%	4.50%
$100,000 to $250,000	4.00%	4.17%	3.75%
$250,000 to $500,000	3.00%	3.09%	2.75%
$500,000 to $750,000	2.00%	2.04%	1.75%
$750,000 to $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None
1 As a percent of the public offering price.
The fund permits you to reduce the initial sales charge you pay on Class A shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Diamond Hill Funds in which you invest (as described below), even if such Diamond Hill Funds are held in accounts with different financial intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your financial intermediary or the fund that you would like to have one or more Diamond Hill Funds linked together for purposes of reducing the initial sales charge.
Right of Accumulation  You may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of your Class A and Class C holdings from prior purchases of the fund or other Diamond Hill Funds through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A or Class C shares of a Diamond Hill Fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.
Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.
In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your financial intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the fund may verify (1) the number of shares of the Diamond Hill Funds held in your account(s) with the Diamond Hill Funds, (2) the number of shares of the Diamond Hill Funds held in your account(s) with a financial intermediary, and (3) the number of shares of the Diamond Hill Funds held in an account with a financial intermediary owned by your spouse or by children under the age of 21 who share your residential address.
Letter of Intent  You may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The fund will combine the value of your current purchases with the current value of any Class A shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts.
In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will also consider the value of Class A shares sold at NAV. Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A shares at the end of the 13-month period, the fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between

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the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).
Additional information regarding the reduction of Class A sales charges is available in the fund’s Statement of Additional Information, which is available on the fund’s website at www.diamond-hill.com or by calling the number below. To take advantage of the Right of Accumulation and/or a Letter of Intent, contact your financial intermediary. To determine if you are eligible for these programs, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly. These programs may be terminated or amended at any time.

Class I Shares
Class I shares may be available at brokerage firms that have agreements with the funds' distributor. Shareholders may be required to pay a commission and/or other form of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.
Distribution Plans
The fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. Up to 0.25% of each class’s 12b-1 fee can be used as a shareholder servicing fee. Class A shares pay annual 12b-1 expenses of 0.25%. Because these fees are paid out of the fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Additional Compensation to Financial Intermediaries
Diamond Hill Capital Management, Inc., the Adviser and Administrator, may make payments to financial intermediaries that can be categorized as “service-related” or “distribution-related.”
Payments made by the Administrator to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other shareholder services are categorized as “servicing related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.
Payments made by the Adviser from its own resources to financial intermediaries that are in addition to, rather than in lieu of, Rule 12b-1 fees for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “distribution-related.” Distribution-related payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the fund and other Diamond Hill Funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, distribution related payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the fund or other Diamond Hill Funds to its customers or provide an incentive for a financial intermediary to cooperate with the Distributor’s marketing efforts by providing representatives of the Distributor with preferential access to representatives of the intermediary’s sales force. Distribution-related payments may also be used to reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Diamond Hill Funds, including travel and lodging expenditures.
Sales Charge Waivers
No sales charge is imposed on Class A shares of the fund if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.
Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

-	The Diamond Hill Funds;

-	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates;

-	The Distributor and its subsidiaries and affiliates; or

-
Broker-dealers or financial institutions that have entered into dealer agreements with the Diamond Hill Funds or their principal underwriter and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.
Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

5.
Bought by financial intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.
Bought by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such a fiduciary relationship is reported at the time of the investment to the fund or the fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.
Acquired with proceeds from the sale of Class I shares or Class Y shares of the fund or acquired in a transfer of Class I shares or Class Y shares of the fund for Class A shares of the fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for

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federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

10.
Bought with proceeds from the sale of Class A shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

11.	Bought in connection with plans of reorganization of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which the fund is a party.

12.
Bought directly from the fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business or contact your financial intermediary. On days when the NYSE closes early, the call center hours will be reduced accordingly. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Merrill Lynch Platform Waivers and Discounts The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of the fund purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Morgan Stanley Sales Charge Waivers Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
• Morgan Stanly employee and employee-related accounts according to Morgan Stanley's account linking rules
• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
• Shares purchased through a Morgan Stanley self-directed brokerage account
• Class C (i.e., level-load) share that are no longer subject to a contingent deferred sales charge and are converted to Class A

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shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
• Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James Platform Waivers and Discounts The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution

for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Other Purchase Information
The fund reserves the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the fund by check, the check must be made out to the fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by the fund. If you are already a shareholder of the fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the fund.
How to Redeem Shares
You may redeem all or part of your investment in the fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by the fund or an authorized agent of the fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales charges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. The fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the fund’s securities at the time of your sale. If you sell shares through your financial intermediary, contact your financial adviser for their requirements and procedures. A broker may charge a transaction fee to redeem shares. The fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your account by redemption of shares. The fund encourages, to the extent possible, advance notification of large redemptions. The fund typically expects that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The fund reserves the right to redeem in-kind as described under “Additional Information” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market

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conditions. The fund has in place a line of credit that may be used to meet redemption requests during stressed market conditions.
By Mail  To redeem any part of your account in the fund by mail, send a written request, with the following information, to:
Diamond Hill International Fund
Diamond Hill Funds
P.O. Box 46707
Cincinnati, OH 45246

•	the fund name;

•	your account number;

•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•	the Federal tax withholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•
You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 15 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.

We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to ensure proper authorization.
By Telephone  If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. IRA accounts are not redeemable by telephone.
Neither the fund nor the Transfer Agent will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions.
We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of at least $100,000 as described above. A telephone redemption request for an amount of at least $100,000 as described above will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.
Additional Information  Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. We cannot accept, and will return, requests specifying a certain date or share price. The fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.
Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of the fund’s net assets, the fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of the fund’s holdings. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.
Accounts with Low Balances  Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.

•	If the value of your account falls below $2,500, you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the

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Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•
The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares to bring the balance above the minimum before the account is closed.

•	The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions.
How to Exchange Shares
You may exchange any or all of your shares in the fund for shares in another Diamond Hill Fund or another share class of the fund, subject to the following conditions:
Exchanges of Class A Shares of the Fund  You may exchange any and all of your Class A shares in the fund for Class A shares of another Diamond Hill Fund without sales charge. Class A shares can also be exchanged for Class I or Class Y shares of the fund or a different Diamond Hill Fund if the investment minimum and eligibility requirements of Class I or Class Y shares are met.
Exchanges of Class Y Shares of the Fund  You may exchange any and all of your Class Y shares of the fund for Class Y shares of another Diamond Hill Fund. Class Y shares can also be exchanged for Class A or Class I shares of the fund or a different Diamond Hill Fund, if the investment minimum and eligibility requirements of Class A or Class I shares, respectively, are met.
You may request the exchange by telephoning 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business or writing the fund at Diamond Hill Funds, P.O. Box 46707, Cincinnati, OH 45246. On days when the NYSE closes early, the call center hours will be reduced accordingly. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of the fund. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

•	If you exchange shares into or out of the fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.
In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.
Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The fund and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.
Share Class Conversions  The Internal Revenue Service currently takes the position that a conversion/exchange of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different Diamond Hill Funds is generally taxable.
How to Request Certain Non-Financial Transactions
The fund will accept the STAMP’s Signature Validation Program (“SVP”) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (“MSG”) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
This program enables the fund to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the fund can accept an SVP are: (1) change name; (2) add or change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.
In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.
Market Timing Frequent Trading Policy
The fund is not designed to serve as a vehicle for frequent trading. The fund does not authorize, and uses reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The fund will take reasonable steps to discourage excessive short-term trading and the fund’s Board of Trustees has adopted the following policies and procedures with respect to market timing. The fund will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If the fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, the fund can reject a purchase order for any reason. While the fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the fund believes it is acting in a manner that is in the best interests of shareholders.

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Market timers may disrupt portfolio management and harm fund performance. To the extent that the fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the fund uses a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the fund’s efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.
The fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The fund has no arrangements to permit any investor to trade frequently in shares of the fund, nor will it enter into any such arrangements in the future.

Distribution and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.
Income and Capital Gain Distributions  The fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains distributed to you. The fund expects to declare and distribute its net investment income, if any, to shareholders annually. Capital gains, if any, may be distributed at least annually. The fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations  If you are a taxable investor, dividends and capital gain distributions you receive from the fund, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:

•	distributions are taxable to you at either ordinary income or capital gains tax rates;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;

•	for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;

•	for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations;

•	distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December; and

•	for taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on distributions you receive from the fund and gains from selling, redeeming or exchanging your shares.
The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the fund, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions the fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.
Distributions from the fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).
If you are a taxable investor and invest in the fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”
Selling and Exchanging Shares  Selling your shares may result in a realized capital gain or loss, which is subject to federal income

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tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Other Tax Jurisdictions  Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.
Tax Status for Retirement Plans and Other Tax-Deferred Accounts  When you invest in the fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding  By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the fund.
Cybersecurity Risk
The computer systems, networks and devices used by the fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the fund and its service providers, systems, networks, or devices potentially can be breached. The fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the fund’s business operations, potentially resulting in financial losses; interference with the fund’s ability to calculate its NAV; impediments to trading; the inability of the fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the fund invests; counterparties with which the fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Householding
To reduce expenses, we mail only one copy of the fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business or contact your financial institution. On days when the NYSE closes early, the call center hours will be reduced accordingly. We will begin sending you individual copies thirty days after receiving your request.
Financial Highlights
The financial highlights tables are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of the fund’s operations).  The fund’s audited financial statements will be incorporated by reference herein after each December 31 fiscal year end once the fund commences operations.

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Investment Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215
Custodian
State Street Bank and Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave, Suite 800
Cleveland, Ohio 44115
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
For Additional Information, call
Diamond Hill Funds
Toll Free 888-226-5595

To Learn More
Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders. The fund’s annual report will contain management’s discussion of market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
Call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business to request free copies of the SAI and the fund’s annual and semi-annual reports when available, to request other information about the fund and to make shareholder inquiries. On days when the NYSE closes early, the call center hours will be reduced accordingly.
The fund’s SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the fund’s Internet site at www.diamond-hill.com.
You may obtain reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1090.
Investment Company Act #811-8061
STATPROIN 0619

Statement of Additional Information
June 28, 2019
Diamond Hill International Fund
(A Fund or Series of Diamond Hill Funds)
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated June 28, 2019. The Fund’s Prospectus is incorporated by reference into this SAI. A free copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box 46707, Cincinnati, OH 45246 or by calling 1-888-226-5595. You may also obtain a copy of the Prospectus by visiting www.diamond-hill.com.

	Class A	Class I	Class Y
Diamond Hill International Fund	DHIAX	DHIIX	DHIYX

DESCRIPTION OF THE TRUST
Diamond Hill Funds (the “Trust”) currently offers fourteen series of shares, Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Global Fund, Diamond Hill International Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund (individually a “Diamond Hill Fund” and collectively the “Diamond Hill Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997, as amended and restated May 28, 1997, August 21, 2012 and further amended on November 21, 2013, August 20, 2015, November 19, 2015, May 26, 2016, February 16, 2017, May 25, 2017 and November 14, 2018 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). Each of the Diamond Hill Funds is diversified, as defined in the 1940 Act, with the exception of the Diamond Hill All Cap Select Fund.
On February 28, 2016, the Diamond Hill Strategic Income Fund changed its name to the Diamond Hill Corporate Credit Fund.
On February 28, 2017, the Diamond Hill Select Fund changed its name to the Diamond Hill All Cap Select Fund.
In December 2015, the partners of the Diamond Hill High Yield Fund, L.P. (the “High Yield Partnership”) approved the conversion of the High Yield Partnership into the Diamond Hill High Yield Fund (the “High Yield Fund”), a series of the Trust on January 4, 2016. The High Yield Fund is a successor to the High Yield Partnership and has substantially the same investment objectives and strategies as did the High Yield Partnership. The Fund also has the same portfolio management team as the High Yield Partnership.
In December 2017, the partners of the Diamond Hill Global Fund, L.P. (the "Global Partnership") approved the conversion of the Global Partnership into the Diamond Hill Global Fund, a series of the Trust, on January 2, 2018. The fund is a successor to the Global Partnership and has substantially the same investment objectives and strategies as the Global Partnership. The Fund also has the same portfolio management team as the Global Partnership.
Each share of a Diamond Hill Fund represents an equal proportionate interest in the assets and liabilities belonging to that fund with each other share of that fund and is entitled to such dividends and distributions out of income belonging to the fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Diamond Hill Fund into a greater or lesser number of shares of that fund so long as the proportionate beneficial interest in the assets belonging to that fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Diamond Hill Fund, the holders of shares of the fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that fund. Expenses attributable to any Diamond Hill Fund are borne by that fund. Any general expenses of the Trust not readily identifiable as belonging to a particular fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.
The Trust, on behalf of the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to these funds’ operation. Accordingly, these funds are not subject to registration or regulation as a commodity pool operator.
Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of a Diamond Hill Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.
The differing sales charges and other expenses applicable to the different classes of a Diamond Hill Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

Investment Practices
The following discusses the types of investments that can be held by the Diamond Hill International Fund. In each case, the related types of risk are also listed. Below the list is an explanation of each type of risk.

Instrument	Section
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Risk Type: Credit, Fixed Income, Market

Borrowings
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options. Risk Type: Credit, Leverage, Liquidity, Management, Market

Options and Futures Transactions
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers. Risk Type: Credit, Currency, Fixed Income, Liquidity, Market, Political, Prepayment, Valuation

Fixed Income Securities
Domestic Equity Securities: The Fund may invest in equity securities issued by domestic corporations consisting of common and preferred stocks, rights and warrants. Equity securities may also include S&P Depositary Receipts (“SPDRs”) and other similar instruments. Risk Type: Equity Market, Small and Mid Cap Company

Domestic Equity Securities
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid developments. Risk Type: Foreign Investment

Foreign Investments
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, SPDRs and NASDAQ 100s. Risk Type: Investment Company, Market

Investment Company Securities
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities. Risk Type: Foreign Investment, Liquidity, Market, Political, Prepayment

Foreign Investments
Illiquid Securities: An investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. Risk Type: Liquidity, Market

Private Placements, Restricted Securities and Other Unregistered Securities
Investment Company Securities: Shares of other investment companies. The Adviser (defined below) may waive certain fees to the extent required by law. Risk Type: Investment Company, Market	Investment Company Securities
Master Limited Partnerships (“MLPs”): Passive investment vehicles in which 80% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. Risk Type: Interest Rate Risk

Master Limited Partnerships
Options Transactions: The Fund may purchase and sell exchange traded and over-the-counter put and call options on securities, indexes of securities and interest rate swaps. Risk Type: Credit, Leverage, Liquidity, Management, Market
Options and Futures Transactions
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Risk Type: Liquidity, Market, Valuation
Private Placements, Restricted Securities and Other Unregistered Securities

Instrument	Section
Real Estate Investment Trusts ("REITs"): Pooled investment vehicles which invest primarily in income producing real estate or real estate-related loans or interest. Risk Type: Credit, Fixed Income, Liquidity, Management, Market, Political, Prepayment, Tax, Valuation

REITS
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan. Risk Type: Credit, Liquidity, Market

Repurchase Agreements
Short Sales: Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. Risk Type: Short Sale Risk

Short Sales
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. Risk Type: Credit, Foreign Investment, Liquidity, Political, Valuation

Foreign Investments
Temporary Strategies: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes. Risk Type: Credit, Fixed Income, Liquidity, Market	Temporary Strategies

Explanation of Risk Types:

•	Credit risk: The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

•
Currency risk: The risk that if the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

•	Domestic equity market risk: Factors such as domestic equity growth and market conditions, interest rate levels, and political events may affect the securities markets.

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Fixed income risk: The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

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Foreign investment risk: The risk associated with higher transaction costs, delayed settlements, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.

•
Interest rate risk: MLPs are subject to the risk that the securities could lose value because of interest rate changes. MLPs’ investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising.

•
Investment company risk: If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

•	Leverage risk: The risk that gains or losses will be disproportionately higher than the amount invested.

•	Liquidity risk: The risk that the holder may not be able to sell the security at the time or price it desires.

•
Management risk: The risk that a strategy used by the Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•
Market risk: The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systemic risk is common to all investments and the mutual funds that purchase them.

•	Political risk: The risk that governmental policies or other political actions will negatively impact the value of the investment.

•	Prepayment risk: The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

•	Short sale risk: The Fund’s gain is limited to the amount at which it sold a security short, but its potential loss is not limited.

•	Small and mid cap company risk: Investments in small cap and mid cap companies may be risker than investments in larger, more established companies.

•
Tax risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Valuation risk: The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.
Borrowings
The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If the Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 ⅓% of its total assets to secure such borrowings. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Certain types of investments are considered to be borrowings under precedents issued by the Securities and Exchange Commission (“SEC”). Such investments are subject to the limitations as well as asset segregation requirements.
Domestic Equity Securities
Equity securities consist of common and preferred stocks, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stock. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.
Equity securities include SPDRs and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.
The Fund may invest in foreign equity securities by purchasing ADRs. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in ADRs, such investments may be subject to special risks. See “Foreign Investments” section for additional information.
Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser . As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.
At times, a portion of the Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent the Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.
Fixed Income Securities
Corporate Debt Securities. The Fund may invest in debt securities of corporate issuers. In addition to corporate bonds, the Fund may invest in debt securities such as trust preferred securities, convertible securities, preferred convertible securities, contingent convertible securities, preferred stock, equity securities, U.S. Government and Agency securities and mortgage or asset-backed securities. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Foreign Investments
The Fund may invest in foreign securities and will be subject to risks not typically associated with domestic securities. Foreign investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.
Other possible investments include U.S. dollar-denominated debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored ADRs, and EDRs. Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs.
To the extent that the Fund invests in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:
Political and Exchange Risks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.
Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.
Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.
Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.
The Fund’s income and, in some cases, capital gains from foreign stocks and securities, will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.
In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product. These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
Interfund Borrowing and Lending Program
The Trust has applied to the SEC for an exemptive order that would permit the Fund to lend money to, and borrow money for temporary purposes from, other funds advised by the Adviser. The Fund will not engage in such borrowing and lending activities until the order has been granted. Generally, the Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings can have a maximum duration of seven days. Loans may be called on one day's notice. There is no assurance that the Fund will be able to borrow or lend under the program at any time, and the Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called, or not renewed.
Investment Company Securities
The Fund may invest in securities issued by other investment companies, including another Diamond Hill Fund. Such securities will be acquired by the Fund to the extent permitted by the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. To the extent the Fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, the Fund’s investment in the underlying fund benefits the Adviser. In addition, the Fund may hold a significant percentage of the shares of the underlying fund. As a result, the Fund’s investment in an underlying fund may create a conflict of interest. To the extent the Fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to waive the Fund’s fees in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund.
The Fund may also invest in various ETFs and closed-end funds, subject to the Fund’s investment objective, policies and strategies. Closed-end investment companies are a type of investment company the shares of which are not redeemable by the issuing investment company. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Closed-end funds may trade at a premium or discount which means that the price in the secondary market may be higher or lower than the calculated net asset value.
Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on the Fund’s investment, but at the same time the closed-end fund may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.
Closed-end funds in which the Fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. The Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, the Fund’s investment in APS may be illiquid. In addition, if the Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

The price movement of an ETF may not track the underlying index and may result in a loss. Both ETFs and closed-end funds, like stocks, trade on exchanges such as the NYSE. Both are priced continuously and trade throughout the day.
Master Limited Partnerships
MLPs are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPS grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.
Options and Futures Transactions
The Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.
Subject to its investment objective and policies, the Fund may use options for hedging and risk management purposes and to seek to enhance portfolio performance.
Options and futures contracts may be used to manage the Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate by the Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund’s return. While the use of these instruments by the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Fund’s return. Certain strategies limit the Fund’s possibilities to realize gains, as well as its exposure to losses. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.
Private Placements, Restricted Securities and Other Unregistered Securities
The Fund may invest up to 15% of its assets (valued at the purchase date) in illiquid securities. The Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.
The Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(a)(2) commercial paper (“4(a)(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(a)(2) paper, thus providing liquidity. The Fund believes that 4(a)(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(a)(2) paper and Rule 144A Securities, as determined by the Trust’s valuation committee, as liquid and not subject to the investment limitation applicable to illiquid securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Trust’s valuation committee to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.
Certain 4(a)(2) paper programs cannot rely on Rule 144A. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(a)(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(a)(2) paper must not be traded flat or in default as to principal or interest;

•
The 4(a)(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by the Adviser to be of equivalent quality; and

•
The Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program.

Real Estate Investment Trusts
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.
The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:

•	possible declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	changes in interest rates

•	environmental problems
Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

•	dependency upon management skills

•	limited diversification

•	the risks of financing projects

•	heavy cash flow dependency

•	default by borrowers

•	self-liquidation

•	possibility of failing to maintain exemptions from the Investment Company Act of 1940

•	in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility
Repurchase Agreements
Under the terms of a repurchase agreement, the Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).
If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.
Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees.
Short Sales
When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.
At any time that the Fund has an open short sale position, the Fund is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale – the Fund’s possible losses may exceed the total amount of deposits. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 20% of the value of the Fund’s net assets.
The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund’s investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the

Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.
Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.
Temporary Strategies
From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objective. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.
OTHER RISKS
Securities Lending
To generate additional income, the Fund may lend up to 33-1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent.
Loans are subject to termination by the Fund or the borrower at any time, and are therefore not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, the Adviser may terminate a loan if the vote is considered material with respect to an investment.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers the Fund may use and the Fund may lend securities to only one or a small group of borrowers.
To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Operational Risk
An investment in the Fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Information and Cybersecurity Risk
As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cybersecurity, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cybersecurity risks may result in financial losses to the Fund and its shareholders; the inability of the Fund to transact business with its shareholders; delays or mistakes in the calculation of the Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which the Fund invests and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by cybersecurity risks in their own businesses, which could result in losses to the Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

INVESTMENT LIMITATIONS
Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).
1. Borrowing Money. The Fund will not borrow money, except (a) from a bank or from another Fund of the Trust, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.
3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.
4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.
6. Loans. The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.
7. Concentration. The Fund will not invest 25% or more of its respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for the Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) that Fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.
Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Nonfundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Nonfundamental (see “Investment Restrictions” above).
1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.
4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.
5. Reverse Repurchase Agreements. The Fund will not enter into reverse repurchase agreements.
SHARES OF THE FUND
The Fund is registered to offer Class A, Class I shares, and Class Y shares. All classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.

•	Class A Shares
Class A Shares are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents.
The public offering price for Class A shares of the Fund is the next determined NAV plus a sales charge as shown in the following table.

	Sales Charge as % of		Financial Intermediary Commission as % of Public Offering Price
Amount of Investment	Public Offering Price	Net Amount Invested
Less than $100,000	5.00%	5.26%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.75%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	None
The Diamond Hill Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the Diamond Hill Funds in which you invest (as described below) even if such Diamond Hill Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Diamond Hill Funds to be held in accounts owned by your spouse or children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more Diamond Hill Funds linked together for purposes of reducing the initial sales charge.

•
Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a Diamond Hill Fund held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.
Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Fund may verify (1) the number of shares of the Diamond Hill Funds held in your account(s) with the Diamond Hill Funds, (2) the number of shares of the Diamond Hill Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the Diamond Hill Funds held in an account with a Financial Intermediary owned by your spouse or by children under the age of 21 who share your residential address.

•
Letter of Intent: You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary, purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class A Shares purchased previously that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will also consider the value of Class A Shares sold at NAV. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).
Sales Charge Waivers
No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Acquired in exchange for shares of another Diamond Hill Fund if a comparable sales charge has been paid for the exchanged shares.

2.
Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

–	The Diamond Hill Funds.

–	Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

–	The Distributor and its subsidiaries and affiliates.

–
Broker-dealers or financial institutions who have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

3.	Bought by advisory clients of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.

4.
Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

5.
Bought by Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services.

6.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

7.
Bought by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

8.	Bought by employer-sponsored health savings accounts.

9.
Acquired with proceeds from the sale of Class C Shares, Class I Shares, or Class Y Shares of a Diamond Hill Fund or acquired in a transfer of Class C Shares, Class I Shares or Class Y Shares of a Diamond Hill Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required.

10.	Bought with proceeds from the sale of Class A Shares of a Diamond Hill Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

11.	Bought in connection with plans of reorganization of a Diamond Hill Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

12.
Bought directly from the Fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-888-226-5595 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

•	Class I Shares
Class I shares (institutional shares) are not subject to a sales charge or any 12b-1 fees. Class I shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations, endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity. Class I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. Class I shares may be available at brokerage firms that have agreements with the fund’s distributor. Shareholders may be required to pay a commission and/or other form of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

•	Class Y Shares
Class Y shares are not subject to a sales charge or any 12b-1 fees. Class Y shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer. Class Y shares may also be purchased through financial intermediaries authorized to act in an investment advisory capacity if each underlying institutional investor qualifies and meets the initial investment minimum and where the institutional investor for which the shares are being acquired will not require the fund, or its affiliates, to make any sub-transfer agent, service, networking, or any other payments to any third party. Class Y shares have no ongoing shareholder service fees.
Additional Purchase and Redemption Information
All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to reject any purchase or exchange of shares at any time. The Fund requests advance notification of investments in excess of 5% of the current net assets of the Fund. The Fund also encourages, to the extent possible, advance notification of large redemptions.

Generally, all purchases must be made in cash. However, the Fund reserves the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Fund’s Board of Trustees. If payment is made in securities, the Fund will value the securities in the same manner in which it computes its NAV.
Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of the Fund’s net assets, the Fund reserves the right to pay part or all of your redemption proceeds above such threshold in readily marketable securities instead of cash in accordance with procedures approved by the Fund’s Board of Trustees. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of the fund’s holdings. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.
The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
THE INVESTMENT ADVISER
Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the investment adviser for the Fund. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.
Under the terms of the Fund’s management agreement with the Adviser (the “Management Agreement”), the Adviser manages the Fund’s investments. As compensation for management services, the Fund is obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rate set of 0.65% of the average daily net assets of the Fund.
The Fund’s adviser has contractually agreed to permanently waive fees in the pro-rata amount of the management fee charged by an underlying Diamond Hill Fund on the Fund’s investment in such other Diamond Hill Fund.
The Adviser retains the right to use the name “Diamond Hill” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Diamond Hill” automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.
The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.
Under the terms of the Trust’s Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (the “Administration Agreement”) with Diamond Hill Capital Management, Inc. (the “Administrator”), the Administrator renders all administrative, transfer agency, fund accounting and supervisory services to the Fund. The Administrator oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Administrator also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Administrator is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Administrator may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.
Under the Administration Agreement, the Administrator assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, custodian fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, fees and extraordinary or non-recurring expenses. The Fund also pays expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act.
Pursuant to the Administration Agreement the Administrator receives a fee, which is paid monthly at an annual rate of 0.21% of the Fund’s average daily net assets of Class A Shares, 0.17% of the Fund’s average daily net assets of Class I Shares, and 0.05% of the Fund's average daily net assets of Class Y Shares.

Portfolio Manager Compensation
All of the portfolio managers, and research analysts, are paid by the Adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers also participate in an annual cash and equity incentive compensation program that is based on:

•	The long-term pre-tax investment performance of the Fund(s) that they manage,

•	The Adviser’s assessment of the investment contribution they make to Funds they do not manage,

•	The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and

•	The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.

Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis). Investment performance is measured against an absolute return target for the Fund, the respective Fund’s benchmark and its Morningstar or Lipper peer group.
Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins. Portfolio Manager compensation is not directly tied to product asset growth or revenue, however, both of these factors influence the size of the incentive pool and therefore indirectly contribute to portfolio manager compensation. Incentive compensation is subject to review and oversight by the compensation committee of the Adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee is comprised of independent outside members of the board of directors. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match. The Adviser also offers a Deferred Compensation Plan, whereby each portfolio manager may voluntarily elect to defer a portion of their incentive compensation. Any deferral of incentive compensation must be invested in Diamond Hill Funds for the entire duration of the deferral.
Portfolio Manager Holdings
Portfolio managers are encouraged to own shares of the Diamond Hill Funds they manage. As the Fund has not yet commenced operations, the Fund’s portfolio managers have no current investment in the Fund as of the date of this Statement of Additional Information. One portfolio manager does have a current investment in the Diamond Hill International Fund, L.P. (the “International Partnership”), a private fund managed with full investment authority by the Adviser prior to the establishment of the Fund. The assets of the International Partnership will be converted into the assets of the Fund upon the establishment of the Fund.
 The following table indicates the dollar range of shares beneficially in the aggregate of all Diamond Hill Funds owned by the Fund’s portfolio managers as of December 31, 2018. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan and the Diamond Hill deferred compensation plan.

Dollar Range of Shares in all Diamond Hill Funds
Individual	Title	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Grady Burkett	Portfolio Manager				X
Krishna Mohanraj	Portfolio Manager					X
Other Portfolio Manager Information
Some portfolio managers are also responsible for managing other account portfolios in addition to the Fund. Management of other accounts in addition to the Fund can present certain conflicts of interest, including those associated with different fee structures, various trading practices, and the amount of time a portfolio manager may spend on other accounts versus the Fund. The Adviser has implemented specific policies and procedures to address any potential conflicts. The Adviser’s Form ADV Part 2A also contains a description of some of its policies and procedures to address conflicts of interest. Below are material conflicts of interest that have been identified and mitigated when managing other account portfolios as wells as the Funds.
Performance Based Fees
The Adviser manages certain accounts, including private investment funds (a.k.a. “Hedge Funds”), for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As a result of the performance-based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the portfolio managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate portfolio managers and all staff.

Trade Allocation
The Adviser manages numerous accounts in addition to the Fund. When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Fund because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among the Fund and one or more other accounts where the Adviser has the discretion to choose the execution broker are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through the Adviser’s portfolio management software. When a trade is partially filled, the number of filled shares is allocated on a pro rata basis to the appropriate client accounts. Trades are not segmented by investment product.
Personal Security Trading by the Portfolio Managers
The Adviser has adopted a Code of Ethics designed to: (1) demonstrate the Adviser’s duty at all times to place the interest of clients and Fund shareholders first; (2) align the interests of the portfolio managers with clients and Fund shareholders, and (3) mitigate inherit conflicts of interest associated with personal securities transactions. The Code of Ethics prohibits all employees of the Adviser, including the portfolio managers, from purchasing any individual equity or fixed income securities that are eligible to be purchased by the Fund. The Code of Ethics also prohibits the purchase of third party mutual funds that invest primarily in U.S. equity or corporate bond securities or that are included in the Morningstar World Large Stock category. As a result, each of the portfolio managers are significant owners in Diamond Hill Funds, thus aligning their interest with Fund shareholders.

Best Execution and Research Services

The Adviser has controls in place for monitoring trade execution in client accounts, including reviewing trades for best execution. Certain broker-dealers that Diamond Hill uses to execute client trades are also clients of Diamond Hill and/or refer clients to Diamond Hill creating a conflict of interest. To mitigate this conflict we adopted a policy that prohibits us from considering any factor other than best execution when a client trade is placed with a broker-dealer.

Receipt of research from brokers who execute client trades involves conflicts of interest. Since Diamond Hill uses client brokerage commissions to obtain research, it receives a benefit because it does not have to produce or pay for the research, products, or services itself. Consequently, Diamond Hill has an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a desire to obtain the most favorable execution. Diamond Hill attempts to mitigate these potential conflicts through oversight of the use of commissions by its Best Execution Committee.
Other Accounts Managed by the Portfolio Managers
The following tables indicate the number of other accounts managed by each portfolio manager of the Fund and the other assets under management for each type of account as of December 31, 2018.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Grady Burkett	Registered Investment Company	0	$0	0	$0
Portfolio Manager, Global Fund	Other Pooled Investment Vehicles	2	$90,045,641	0	$0
	Other Accounts	0	$0	0	$0

Krishna Mohanraj	Registered Investment Company	0	$0	0	$0
Portfolio Manager, Research Opportunities Fund and Financial Long-Short Fund	Other Pooled Investment Vehicles	1	$3,505,013	0	$0
	Other Accounts	0	$0	0	$0

TRUSTEES AND OFFICERS
The names of the Trustees and officers of the Trust are shown below. Each Trustee is an independent and non-interested Trustee as defined in the 1940 Act.
Trustees

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee[2]
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	14	Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present

Elizabeth P. Kessler Year of Birth: 1968	Trustee	Since November 2005	Partner in Charge, Columbus, Ohio Office, Jones Day, January 2009 to present.	14	None

D’Ray Moore Rice Year of Birth: 1959	Chairperson Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present; Independent Trustee of Advisers Investment Trust, July 2011 to present.	14	Advisers Investment Trust, July 2011 to present

Peter E. Sundman Year of Birth: 1959	Trustee	Since November 2012	Retired, 2012 to present.	14	None

Officers

Name and Age	Position Held	Year First Elected an Officer of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	Chief Executive Officer	Since November 2014
Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present. Managing Director – Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014; Chief Operating Officer of Lancaster Pollard & Company, January 2012 to March 2014; Senior Managing Director and Chief Financial Officer of Red Capital Group, September 2004 to January 2012.

Gary R. Young Year of Birth: 1969	President	Since November 2014
Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Managing Director – Administration of Diamond Hill Capital Management, Inc., January 2015 – present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.

Maureen K. Goldenberg Year of Birth: 1968	Chief Compliance Officer	Since October 2017
Director-Compliance, Diamond Hill Capital Management, Inc., September 2017 to present; Chief Compliance Officer, Rockbridge Capital LLC, 2016 to 2017; Partner/ Chief Compliance Officer North America Investments & Canada, Mercer Investments, Inc., 2015 to 2016; Vice President and Chief Compliance Officer, Fund Evaluation Group, LLC, 2011 to 2015.

Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present; Assistant Treasurer – Head of Valuation Oversight, J.P. Morgan Asset Management, August 2012 to 2017.

[1]
Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a renewable 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.

[2]	This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company.

Fund Shares Owned By Trustees As Of December 31, 20181,2

Name of Trustee
	Tamara L. Fagely	Elizabeth P. Kessler	D’Ray Moore Rice	Peter E. Sundman
Diamond Hill Small Cap Fund	None	Over $100,000	None	$50,001- $100,000
Diamond Hill Small-Mid Cap Fund	None	None	Over $100,000	$50,001- $100,000
Diamond Hill Mid Cap Fund	None	None	None	None
Diamond Hill Large Cap Fund	None	None	None	$50,001- $100,000
Diamond Hill All Cap Select Fund	Over $100,000	None	None	$10,001- $50,000
Diamond Hill Long-Short Fund	None	Over $100,000	Over $100,000	$50,001- $100,000
Diamond Hill Research Opportunities Fund	Over $100,000	None	None	None
Diamond Hill Financial Long-Short Fund	None	None	None	$10,001- $50,000
Diamond Hill Global Fund	None	None	None	None
Diamond Hill International Fund[3]
Diamond Hill Short Duration Total Return Fund	None	None	None	None
Diamond Hill Core Bond Fund	None	None	None	None
Diamond Hill Corporate Credit Fund	None	None	Over $100,000	$50,001- $100,000
Diamond Hill High Yield Fund	None	None	None	None
Aggregate Dollar Range of Shares Owned in All Funds Within the Trust Overseen by Trustee	Over $100,000	Over $100,000	Over $100,000	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 -$100,000 and over $100,000.

[2]	All Trustees are independent, “Non-Interested” Trustees within the meaning of the 1940 Act.

[3]	The Fund had not yet commenced operations on December 31, 2018.
The compensation paid to the Trustees for the fiscal year ended December 31, 2018 is set forth in the following table:
COMPENSATION TABLE

Trustee	Aggregate Compensation*	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
Tamara L. Fagely	$88,000	None	None	$88,000
Elizabeth P. Kessler	$84,000	None	None	$84,000
D’Ray Moore Rice, Chairperson	$96,000	None	None	$96,000
Peter E. Sundman	$86,000	None	None	$86,000

*	The Trustees are compensated for their services to the Funds by Diamond Hill Capital Management as part of the Administration Agreement.

The Trust has a policy that all of Trustee Compensation, except for that required to meet any tax liability resulting from the receipt of Trustee Compensation, must be reinvested in the Diamond Hill Funds and remain invested for the entire term of their trusteeship.
The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee. All Trustees are members of the Audit Committee and Nominating and Governance Committee.
The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2018. Tamara L. Fagely serves as the Chairperson of the Audit Committee and is designated as the Audit Committee’s financial expert.
The Nominating and Governance Committee’s function is to nominate candidates for election to the Board of Trustees, make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Nominating and Governance Committee held one regularly scheduled meeting during the fiscal year ended December 31, 2018. Peter E. Sundman serves as the Chair of the Nominating and Governance Committee.
As of December 31, 2018, the Trustees and Officers of the Trust as a group owned less than 1% of all of the classes of all of the Diamond Hill Funds.
The Trust and the Adviser have each adopted a Code of Ethics (together, the “Codes”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds, with the exception of Adviser personnel as described in “Personal Security Trading by the Portfolio Managers.” You may obtain a copy of the Codes from the Securities and Exchange Commission’s EDGAR web site or by calling the Funds at 1-888-226-5595.
Proxy Voting Policies and Procedures
General Policy
The Trust has delegated proxy voting responsibilities with respect to the Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Trustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Fund and its shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Fund’s shareholders, on one hand, and those of the Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.
The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.
How to Obtain More Information
Investors may obtain a copy of the Proxy Policy by writing to the Trust at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215 or by calling the Trust at 888-226-5595. Information about how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th is available without charge, upon request, by calling the Trust at 888-226-5595, on the Fund’s website, www.diamond-hill.com, and on the SEC’s website at http://www.sec.gov.
OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES
Leadership Structure and Board of Trustees
The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The same Trustees serve all fourteen Diamond Hill Funds and have delegated day to day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Diamond Hill Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. Consistent with Diamond Hill’s governing principles, each of the Diamond Hill Funds’ Trustees is a significant owner of the Funds with other shareholders (see table set forth above), which is designed to align their interests with those of shareholders. The Board has determined that the leadership and committee structure is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to the Fund.
Board Oversight of Risk
The Fund is subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers, subject to supervision by the Adviser. The Board oversees efforts by management and service providers to manage the risk to which the Fund may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer of the Trust and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Fund. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Fund is exposed, enabling a dialogue about how management and service providers manage and mitigate those risks.
Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Fund.

Trustee Attributes
The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Fund. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.
Below is additional information concerning each particular Trustee and his/her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.
Tamara L. Fagely was a business executive for a large mutual fund complex for over 20 years leading back office operations that included administration, fund accounting, financial reporting, transfer agent, and technology. Her experience included roles as Treasurer, Chief Financial Officer, and Chief Operations Officer. In addition, Ms. Fagely has management experience in broker/dealer operations and as an audit manager conducting audits of financial service organizations and mutual funds. Ms. Fagely brings a detailed knowledge of the mutual fund industry and financial expertise to the Board.
Elizabeth P. Kessler has over 20 years of experience as an attorney at an international law firm with a focus on product liability litigation. Ms. Kessler’s duties include serving as Partner in Charge of one of the firm’s offices. She has substantial experience practicing law and advising clients with respect to liability issues.
D’Ray Moore Rice worked for a major service provider to investment managers and mutual funds for more than 10 years, including as a Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring a unique perspective to service provider oversight for the Trust. Ms. Rice’s experience also includes serving as an Independent Trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.
Peter E. Sundman has more than 25 years’ experience in the investment management industry and has extensive mutual fund experience, including his 10 year service as the Chairman of a large mutual fund complex. During the course of his career, Mr. Sundman has served in senior executive roles within the investment management industry. Mr. Sundman has excellent communications skills, as well as an ability to work effectively with others. Mr. Sundman brings a diversity of viewpoint, background and experience to the Board.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. All shareholders bear the costs when executing portfolio transactions in the Fund.
The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Management Agreement.
While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers. The Fund has no obligation to deal with any broker or dealer in the execution of its transactions.
Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.
The Adviser has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing, or settling securities transactions on behalf of the Fund (“CCA Brokers”) that provide for the CCA Brokers to pay a portion of the commissions paid by the Fund for securities transactions (“CCA Commissions”) to providers of research services.
Because these research service providers may play no role in executing client securities transactions, any research prepared by that research service provider may constitute third party research. Adviser may use brokerage commissions, including CCA Commissions, from the Fund’s portfolio transactions to acquire research, subject to the procedures and limitations provided in this section.
From time to time, the Adviser prepares a list of providers of research services that have been deemed by the Adviser to provide valuable research (“Research Firms”) as determined by Adviser’s investment staff. CCA Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with Adviser’s obligation to seek best execution for its client accounts. The Adviser uses a vote by its investment staff as a guide for allocating CCA Commissions. Compensation for research may also be made pursuant to commissions paid on trades executed by a Research Firm who is registered as a broker/dealer (“Research Broker”). Under normal circumstances, CCA Brokers are compensated for research solely through trade commissions. To the extent that payments for research to a Research Broker other than a CCA Broker are made pursuant to trade commissions, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker for its research. However, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker by less than the full amount of trade commissions paid to that Research Broker. Neither the Adviser nor the Fund has an obligation to any Research Firm if the amount of trade commissions and CCA Commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to a Research Firm from its own resources in an amount the Adviser determines in its discretion.
The products and services acquired by the Adviser in connection with such arrangements is intended to comply with Section 28(e) of the Securities Act of 1934, as amended, and the SEC’s related interpretive guidance. The Adviser will not cause the Fund or its clients to use trade commissions or CCA Commissions for purposes other than for eligible research and brokerage services or products.
When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser. The Adviser and its affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.
In certain circumstances, such as a buy in for failure to deliver, the Adviser is not able to select the broker/dealer who will transact to cover the failure. For example, if the Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense. Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, the Adviser will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.
The Adviser may not give consideration to sales of shares of the Fund as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.
Securities of Regular Broker-Dealers
As the Fund has not yet commenced operations, information regarding the securities of the Fund’s regular broker dealers (or the parent of the regular broker dealer) that were held by the Fund is not yet available.
Portfolio Holdings Disclosure
The Fund discloses portfolio holdings as described in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to the policies described in the Prospectus, the Fund may release or authorize the release of portfolio holdings that are not publicly available for legitimate business purposes, provided that such disclosure is approved by the President and Treasurer of the Trust and, to third party service providers of the Fund or the Adviser, which include State Street Bank and Trust Company, the custodian; Ultimus Fund Solutions, LLC, the sub-fund accountant; Cohen & Company, Ltd., the Fund’s independent registered public accounting firm; Thompson Hine LLP, legal counsel; the Fund’s financial printer; and to rating or reporting agencies, or data or portfolio analysis firms. The Fund currently has ongoing arrangements to disclose portfolio holdings information to Morningstar, Inc., FactSet Research Systems, Inc., Bloomberg L.P., Eze Castle Software LLC, Institutional Shareholder Services, Broadridge ProxyEdge, Advent Software, and The Yield Book, Inc. Disclosure of the Fund’s portfolio holdings as an exception to the Fund’s normal business practice may be made, provided that the disclosure is deemed to be in the best interests of shareholders and the party receiving the portfolio holdings signs a confidentiality agreement or the policies of the recipient are determined to be adequate to protect the integrity and confidentiality of the information. In no event shall portfolio holdings information be disclosed for compensation. In order to avoid conflicts of interest between the Fund’s shareholders and the Adviser, any exceptions must be approved in writing by the Fund’s President and Treasurer and any such exceptions granted will be presented to the Board of Trustees on a quarterly basis for their review.
In addition, separate account, model delivery programs and unregistered products clients (“Other Accounts”) of the Adviser have same day access to their portfolio holdings, and their advisors have access to representative portfolio holdings and may grant same day access to these portfolio holdings to their clients, their investors, and/or to one or more affiliated and unaffiliated service providers.  In addition, information about non-public portfolio holdings information attributable to Other Accounts managed or advised by the Adviser may be available to one or more affiliated or unaffiliated service providers to those accounts.  Some of the Other Accounts have substantially similar, or in some cases nearly identical, portfolio holdings to the Fund. These Other Accounts are not subject to the portfolio holdings disclosure policies of the Fund to which they are similar and may disclose their similar or nearly identical portfolio holdings information in different forms and at different times than the Fund.
Portfolio holdings of the Fund will be disclosed on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of each month will be filed on Form N-PORT; and (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Forms N-CSR and Form N-PORT (at quarter-end) will be available on the SEC’s website at www.sec.gov. In addition, the Fund may disclose its portfolio holdings publicly on their web site, www.diamond-hill.com.The Fund may also make publicly available its portfolio holdings at other dates as determined from time to time.
DISTRIBUTION PLANS
The Trust has adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act, applicable to its Class A shares, which permits the Fund to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plan, the Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares. Payments received by the principal underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by the Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan. The Fund does not participate in any joint distribution activities with other mutual funds outside of the Trust.
The Trustees expect that the Plan will encourage distribution of the Fund’s Class A shares. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
The Plans have been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees. The Adviser and its employees may benefit indirectly from payments received under certain of the Plan.
The Fund had no amounts paid under its distribution plan during the fiscal year ended December 31, 2018, as the Fund had not yet commenced operations.
Financial Intermediaries
The Fund has authorized certain financial intermediaries to accept purchase and redemption orders on its behalf. The Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.
The Adviser does not consider a financial intermediary’s sale of shares of the Fund when selecting brokers or dealers to effect portfolio transactions for the Fund.
Payment of Additional Cash Compensation
On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing” and are in addition to the sales charges and Rule 12b-1 fees. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Fund, the amount the Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by the Fund.
Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; and (f) providing other distribution-related or asset retention services. Additional cash compensation payments generally are structured as basis point payments on assets, gross or net sales or, in the case of platform access fees, fixed dollar amounts.
Neither the Adviser nor the Distributor made any payments of additional cash compensation in the last fiscal year, as the Fund had not yet commenced operations.
In addition to member firms of the Financial Industry Regulatory Authority, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list and may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser.
The Adviser may also pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.
DETERMINATION OF SHARE PRICE
The price of the shares of the Fund is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (the “NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the Fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this Statement of Additional Information and in the prospectus) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the Fund’s NAV at the close of trading on that day.
A separate NAV is calculated for each share class of the Fund. The NAV for a class is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’s shares outstanding.

Domestic Equity Securities
Domestic equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Valuation & Liquidity Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.
Foreign and Domestic Fixed Income Securities
Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. ET, provided by an independent pricing service approved by the Board of Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.
These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board of Trustees need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.
Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Valuation & Liquidity Committee to not accurately reflect their value, are valued at their fair value using procedures approved by the Board of Trustees.
Foreign Equity Securities
To the fullest extent possible, equity securities that are traded on a foreign securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined by the Valuation & Liquidity Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.
The Trust may, at the direction of the Trustees, use a fair value service to adjust the prices of foreign securities that are traded on foreign exchanges in order to reflect the price impacts of events occurring after such foreign exchanges close and the time the Funds' net asset values are calculated that may affect the values of such securities.
TAXES
The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Trust or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).
The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to shareholders in accordance with the applicable timing requirements.
The Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Fund.
To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.
If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.
As a regulated investment company, the Trust is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. While the Fund intends to distribute its ordinary income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely the imposition of federal excise or income taxes on the Fund.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in the Fund.
Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loss) generally are taxable to shareholders as ordinary income. However, distributions by the Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meet certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.
Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.
Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.
Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.
Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Trust is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.
An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends, qualified dividend income and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation.
Should additional series, or funds, be created by the Trustees, the Fund would be treated as a separate tax entity for federal income tax purposes.

CUSTODIAN
State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116 is the Custodian for the Fund’s investments. The Custodian acts as the Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.
SUB-FUND ACCOUNTING AGENT AND SUB-TRANSFER AGENT
Pursuant to a Master Services Agreement entered into between Ultimus Fund Solutions, LLC (“Ultimus”) and the Adviser, Ultimus acts as the Fund’s sub-fund accounting agent and, in such capacity, maintains the books and records of the Fund, calculates the net asset value per share of each class, calculates investment performance and prepares all financial statements and regulatory filings. Pursuant to the Master Services Agreement, Ultimus also acts as the Fund’s sub-transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Fees of Ultimus under the Master Services Agreement are paid by the Adviser pursuant to the Administration Agreement.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The firm of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, Ohio, 44115 has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2018. Cohen & Company, Ltd. performs an annual audit of the Fund’s financial statements and advises the Fund as to certain accounting matters.
DISTRIBUTOR
Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101 (the “Distributor”), is the Trust’s principal underwriter and exclusive agent for distribution of the Fund’s shares. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. There were no commissions that were paid for effecting sales of shares of the Fund during the Fund's last fiscal year.
SECURITIES LENDING AGENT
State Street Bank and Trust Company (“State Street”) serves as the securities lending agent to the Fund. As the securities lending agent, State Street is responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). State Street acts as agent to the Fund to lend available securities with any person on its list of approved borrowers, including State Street and certain of its affiliates. State Street determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. State Street ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to State Street. State Street receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. State Street marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, State Street returns the collateral to the borrower upon the return of the loaned securities to State Street. State Street invests cash collateral in accordance with the Securities Lending Agreement. State Street maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. State Street performs compliance monitoring and testing of the securities lending program and provides quarterly report to the Fund’s Board of Trustees.
PRINCIPAL HOLDERS OF OUTSTANDING SHARES
As the Fund has not yet commenced operations no persons owned of record 5% or more of a class of the Fund’s outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of the Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.

FINANCIAL STATEMENTS

No financial statements and independent registered public accounting firm’s report are included in this Statement of Additional Information as the Fund has not yet commenced operations. The Fund will provide the Annual Report for future periods without charge upon written request or request by telephone.
Audited financial statements for the fiscal year ended December 31, 2018 for the International Partnership are included below. The assets of the International Partnership will be converted into the assets of the Fund upon the establishment of the Fund. The International Partnership’s December 31, 2018 financial statements have been audited by Cohen & Company, Ltd., the independent registered public accounting firm for the International Partnership.

Appendix A DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. FINANCIAL STATEMENTS DECEMBER 31, 2018 A-1

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P.

DECEMBER 31, 2018

TABLE OF CONTENTS

INDEPENDENT AUDITORS' REPORT..2

SCHEDULE OF INVESTMENTS
December 31, 2018..4-6

STATEMENT OF OPERATIONS
Year Ended December 31, 2018..7

NOTES TO THE FINANCIAL STATEMENTS 9-14

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. DECEMBER 31, 2018 TABLE OF CONTENTS INDEPENDENT AUDITORS’ REPORT......................................................................................... 2 STATEMENT OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL December 31, 2018 ................................................................................................................. 3 SCHEDULE OF INVESTMENTS December 31, 2018 .............................................................................................................. 4-6 STATEMENT OF OPERATIONS Year Ended December 31, 2018 ............................................................................................. 7 STATEMENT OF CHANGES IN PARTNERS’ CAPITAL Year Ended December 31, 2018 ............................................................................................. 8 NOTES TO THE FINANCIAL STATEMENTS .......................................................................... 9-14

      Independent Auditors’ Report      To the Partners  Diamond Hill International Equity Fund, L.P.      We have audited the accompanying financial statements of Diamond Hill International Equity Fund, L.P., which  comprise the statement of assets, liabilities, and partners’ capital, including the schedule of investments, as of  December 31, 2018, and the related statements of operations and changes in partners’ capital and for the year  then ended, and the related notes to the financial statements.     Management’s Responsibility for the Financial Statements    Management is responsible for the preparation and fair presentation of these financial statements in accordance  with  accounting  principles  generally  accepted  in  the  United  States  of  America;  this  includes  the   design,  implementation,  and  maintenance  of  internal  control  relevant  to  the  preparation  and  fair  presentation  of  financial statements that are free from material misstatement, whether due to fraud or error.     Auditor’s Responsibility    Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our  audit  in accordance with auditing standards generally accepted in the United States of America.  Those standards  require  that  we  plan  and  perform  the  audit  to  obtain  reasonable  assurance  about  whether  the  financial  statements are free from material misstatement.      An audit involves performing procedures to obtain audit evidence about the amounts and  disclosures in the  financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of  the risks of material misstatement of the financial statements, whether due to fraud or error. In making those  risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation  of the financial statements in order to design audit procedures that are appropriate in the circumstances, but  not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we  express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and  the reasonableness of significant accounting estimates made by management, as well as evaluating the overall  presentation of the financial statements.    We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit  opinion.    Opinion    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial  position of Diamond Hill International Equity Fund, L.P. as of December 31, 2018,  and the results of its operations  and changes in its partners’ capital for the year then ended in accordance with  accounting principles generally  accepted in the United States of America.          Cleveland, Ohio  March 6, 2019  COHEN & COMPANY, LTD. 800.229.1099 | 866.818.4538 fax | cohencpa.com Registered with the Public Company Accounting Oversight Board

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 3 STATEMENT OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL DECEMBER 31, 2018 ASSETS INVESTMENTS IN SECURITIES, AT FAIR VALUE (COST $3,667,919: includes $44,061 of securities loaned) $ 3,542,569 DIVIDENDS RECEIVABLE 8,281 TOTAL ASSETS $ 3,550,850 LIABILITIES PAYABLE UPON RETURN OF SECURITIES LOANED 45,825 TOTAL LIABILITIES $ 45,825 PARTNERS’ CAPITAL PARTNERS’ CAPITAL $ 3,505,025 TOTAL LIABILITIES AND PARTNERS’ CAPITAL $ 3,550,850 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 4 SCHEDULE OF INVESTMENTS DECEMBER 31, 2018 INVESTMENTS IN SECURITIES Percentage of Partners’ Shares Fair Value Capital COMMON STOCK Belgium Anheuser-Busch Inbev NV 1,907 $ 125,616 3.6 % UCB S.A. 821 67,048 1.9 Total Belgium 192,664 5.5 Canada Fairfax Financial Holdings Ltd. 253 111,392 3.2 Fairfax India Holdings Corp.* 9,065 119,024 3.4 Total Canada 230,416 6.6 China Baidu, Inc.* 622 98,649 2.8 Noah Holdings Ltd. Sponsored ADR (Cl A)* 1,100 47,652 1.3 Shandong Weigao 94,000 75,935 2.2 Tencent Holdings Ltd. 3,400 136,272 3.9 Total China 358,508 10.2 Denmark Pandora A/S 600 24,493 0.7 France Amundi S.A.* 533 28,177 0.8 EssilorLuxottica 594 75,285 2.2 LVMH Moet Hennessy Louis Vuitton S.A. 183 53,571 1.5 Safran S.A. 1,100 131,912 3.8 Sanofi 793 68,784 2.0 Scor SE 1,969 88,508 2.5 Vivendi S.A.* 3,100 75,126 2.1 Total France 521,363 14.9 Germany Continental A.G.* 425 59,168 1.7 Fuchs Petrolub SE 1,109 44,535 1.3 Lanxess A.G. 690 31,720 0.9 Total Germany 135,423 3.9 Israel Check Point Software Technology* 397 40,752 1.2 Japan Fanuc Corp.* 200 30,351 0.9 KDDI Corp. 3,800 90,797 2.6 Takeda Pharmaceutical Co., Ltd. ^ 1,400 47,450 1.3 Total Japan 168,598 4.8 Mexico Telesites SAB de CV (Cl B)* 98,575 58,896 1.7 Netherlands Euronext NV 1,449 83,477 2.4 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 5 SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2018 INVESTMENTS IN SECURITIES (Continued) Percentage of Partners’ Shares Fair Value Capital South Korea Kangwon Land, Inc. 2,165 $ 62,122 1.8 % Samsung Electronics Co. Ltd. 2,949 102,896 2.9 Total South Korea 165,018 4.7 Spain Banco Bilbao Vizcaya Agrentaria S.A. 16,287 86,503 2.5 Switzerland Compagnie Financiere Richemont S.A.* 544 35,081 1.0 Credit Suisse Group A.G. 7,901 86,371 2.5 Julius Baer Group Ltd. 2,822 100,567 2.8 Novartis AG Sponsored ADR* 815 69,935 2.0 Total Switzerland 291,954 8.3 Thailand Kasikornbank Public Co. Ltd. NVDR 16,100 92,209 2.6 United Kingdom Ashmore Group Ltd. 25,365 118,299 3.4 Beazley PLC 7,177 46,134 1.3 BT Group PLC 33,565 102,074 2.9 Diageo PLC 2,290 81,845 2.3 GlaxoSmithKline PLC 7,807 148,811 4.2 Howden Joinery Group PLC 26,265 145,756 4.2 Total United Kingdom 642,919 18.3 United States COPA Holdings S.A. (Cl A) 948 74,617 2.1 Facebook, Inc.* 248 32,510 0.9 Liberty Media Corp., Series C* 2,643 81,140 2.3 Sensata Technologies Holding PLC* 1,537 68,919 2.0 Walt Disney Co. 995 109,102 3.1 Total United States 366,288 10.4 TOTAL COMMON STOCK (Cost $3,584,828) 3,459,481 98.7 REGISTERED INVESTMENT COMPANIES United States State Street Institutional Liquid Reserve Fund, Premier Class, 2.50% # 37,267 37,263 1.1 State Street Navigator Securities Lending Portfolio I, 2.62% # 45,825 45,825 1.3 TOTAL REGISTERED INVESTMENT COMPANIES (Cost $83,091) 83,088 2.4 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 6 SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2018 INVESTMENTS IN SECURITIES (Continued) TOTAL INVESTMENTS IN SECURITIES (Cost $3,667,919) 3,542,569 101.1 NET OTHER ASSETS (LIABILITIES) (37,544) (1.1) TOTAL PARTNERS’ CAPITAL $ 3,505,025 100.0% * Non-income producing security. ^ All or a portion of the securities are on loan. The total fair value of the securities on loan as of December 31, 2018 was $44,061. # The rate shown is the 7-day effective yield as of December 31, 2018. The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 7 STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2018 INVESTMENT INCOME Dividends (net of foreign withholding tax of $13,001) $ 86,481 Income from securities loaned 200 TOTAL INVESTMENT INCOME 86,681 EXPENSES Management Fees 40,133 Custody Fees 1,770 Professional Fees 19,000 TOTAL EXPENSES 60,903 Management Fees Waived by General Partner (40,133) Custody Fees Reimbursed by General Partner (1,770) Professional Fees Reimbursed by General Partner (19,000) NET EXPENSES -_ NET INVESTMENT INCOME 86,681 REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY Net realized gain on investments 314,431 Net realized loss on foreign currency transactions (1,149) Net change in unrealized loss on investments (785,856) NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS (472,574) NET DECREASE IN PARTNERS’ CAPITAL FROM OPERATIONS $ (385,893) The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 8 STATEMENT OF CHANGES IN PARTNERS’ CAPITAL YEAR ENDED DECEMBER 31, 2018 General Limited Partner Partner Total PARTNERS’ CAPITAL – JANUARY 1, 2018 $ 1,173,870 $ 2,782,996 $3,956,866 CAPITAL WITHDRAWALS - (65,948) (65,948) NET DECREASE IN PARTNERS’ CAPITAL FROM OPERATIONS (116,421) (269,472) (385,893) PARTNERS’ CAPITAL – DECEMBER 31, 2018 $ 1,057,449 $ 2,447,576 $3,505,025 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 9 NOTES TO THE FINANCIAL STATEMENTS 1. ORGANIZATION Diamond Hill International Equity Fund, L.P. (the “Partnership”), a limited partnership organized under the laws of the State of Ohio, commenced operations on January 1, 2017, pursuant to a limited partnership agreement (the “Agreement”). The Partnership’s General Partner is Diamond Hill General Partner, LLC (the “General Partner”), the managing member of which is Diamond Hill Capital Management, Inc. (“DHCM”). DHCM is a registered investment adviser pursuant to the Investment Advisers Act of 1940. The Partnership's investment objective is to achieve long-term capital appreciation. The Partnership takes a global approach and invests primarily in foreign equity securities of any company size, or from any country, including emerging market countries, which DHCM believes are undervalued. 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Partnership is an investment company and accordingly follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Partnership’s significant accounting policies: Use of Accounting Estimates The financial statements are prepared in conformity with GAAP, which requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. New Accounting Pronouncements In August 2018, FASB issued Accounting Standards Update 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Partnership has adopted ASU 2018-13 with these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 10 NOTES TO THE FINANCIAL STATEMENTS 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued) Security Valuation and Income The Partnership records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Partnership maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below: Level 1 Quoted prices in active markets for identical securities Level 2 Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.) Level 3 Significant unobservable inputs (including the General Partner’s own assumptions in determining fair value of investments) The Partnership values investments in equity securities listed on a national securities exchange at their last reported sales price on the date of determination, as defined in the Agreement. When using these market quotations and when the market is considered active, the security will generally be classified as a Level 1 security. Other securities traded in the over-the- counter market, and listed securities for which no sale was reported on that date, are valued at their last reported “bid” price for long positions and “ask” price for short positions, and generally will be classified as a Level 2 security. Investments in registered investment companies are valued at their reported net asset value per share. Fair value pricing was used for the valuation of certain foreign equity securities. The Partnership uses a systematic valuation model, provided by an independent third party, should events materially affecting the value of foreign equity securities occur between the times the exchange on which they are traded closes and the time the Partnership’s assets were valued. These valuations are considered as Level 2 in the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Partnership’s investments as of December 31, 2018: Level 1 Level 2 Quoted Prices Observable Inputs Total Investments in Securities (assets): Common Stock* $ 912,588 $ 2,546,893 $ 3,459,481 Registered Investment Companies 83,088 - 83,088 Total Investments in Securities: $ 995,676 $ 2,545,893 $ 3,542,569 * See Schedule of Investments for country classification. Securities transactions and any related gains or losses are recorded on a trade date basis. Dividends are recorded on the ex-dividend date and interest is recognized on the accrual basis. Realized gains and losses on securities transactions are recorded on a specific identification method. Withholding taxes on foreign dividends have been provided for in accordance with the Partnership’s understanding of the applicable country’s tax rules and rates.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 11 NOTES TO THE FINANCIAL STATEMENTS 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued) Foreign Currency Translation Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Partnership does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the unrealized gains and losses from investments. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Partnership’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates. Allocation of Income and Expenses Net income and losses are allocated to both the General Partner and the limited partners in accordance with each partner’s ownership percentage, subject to any Management Fee and Incentive Allocation (see Note 4). The General Partner is responsible for all office overhead expenses. Legal, accounting, audit and other professional fees (“Professional Fees”) and investment expenses are borne by the Partnership, although they may be paid by the General Partner at its discretion, in part or in whole. The General Partner paid for all Professional Fees for the period January 1, 2018 to December 31, 2018. Partner Withdrawals and Contributions The minimum initial investment that will be accepted from a new limited partner is $1,000,000, although the General Partner has discretion to accept lesser amounts. Capital contributions generally will be accepted as of the first day of each month; however, the General Partner, in its sole discretion, has the right to admit new limited partners and to accept additional funds from existing limited partners at any time. Upon such admission or receipt of additional capital contributions, the interests of the partners will be adjusted in accordance with their capital accounts. Additional investments by existing limited partners will be accepted in amounts not less than $500,000, although the General Partner may accept lesser amounts, in its sole discretion. In connection with an additional investment by an existing limited partner, the General Partner may (i) treat such additional investment as a capital contribution with respect to one of such limited partner’s existing capital accounts or (ii) establish a new capital account to which such capital contribution shall be credited and which shall be maintained for the benefit of such limited partner separately from any existing capital account. Such separate capital account will be maintained for purposes of calculating the applicable Incentive Allocation (see Note 4). Subject to the redemption fee described below, limited partners may redeem all or any portion of their interests in a minimum amount of $500,000, with at least 60 days prior written notice to the General Partner (or shorter notice period as decided by the General Partner), on the last day of any month. Withdrawals are recorded on their effective date.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 12 NOTES TO THE FINANCIAL STATEMENTS 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued) Redemption Fee Any redemption by a limited partner within 12 months after such limited partner’s initial investment shall be subject to a redemption fee payable to the Partnership (“Redemption Fee”). The Redemption Fee shall be equal to 2.5 percent of the net asset value of the interests redeemed if such redemption occurs before the first anniversary of the investment by such limited partner. The General Partner may agree to waive the Redemption Fee for any limited partner. For the period January 1, 2018 to December 31, 2018, there were no redemption fees collected by the Partnership. 3. INCOME TAXES The Partnership is not subject to federal income taxes because its income and losses are included in the tax returns of its partners. The Partnership has evaluated the tax positions expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax position will “more-likely-than-not” be sustained by the Partnership upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Partnership would be recorded as a tax benefit or expense in the current period. For the period January 1, 2018 to December 31, 2018, the Partnership did not recognize any amounts for unrecognized tax benefits. A reconciliation of unrecognized tax benefits is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. 4. RELATED PARTY TRANSACTIONS Management Fee Pursuant to the terms of the Agreement, the General Partner receives a monthly management fee (“Management Fee”) equal to 1/12 of either 1.5% or 0.75% of each limited partner’s share of the Partnership’s net asset value. The Management Fee shall be payable monthly in advance and calculated as of the first day of each month. A pro rata Management Fee will be charged to limited partners on any amounts permitted to be invested during the month. No part of the Management Fee will be refunded in the event that a limited partner withdraws all or any of the value in the limited partner’s capital account during a month. The General Partner, in its sole discretion, may waive or reduce the Management Fee with respect to one of more limited partners for any period of time, or agree to apply a different Management Fee to one or more limited partners for any period of time. For the period January 1, 2018 to December 31, 2018, the General Partner has agreed to waive the Management Fee of $40,133 in its entirety. Incentive Allocation In addition, for limited partners subject to the 0.75% annual Management Fee, the General Partner shall receive an incentive allocation (the “Incentive Allocation”) at the close of each year, which will accrue monthly and be equal to 20% of the portion of the Partnership’s annual net income (including realized and unrealized gains and net of the Management Fee) attributed to each such limited partner as of the close of such year. The Incentive Allocation shall be subject to: (i) a high water mark or loss carryforward provision and (ii) a 5% hurdle provision. The General Partner, in its discretion, may waive or reduce the Incentive Allocation.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 13 NOTES TO THE FINANCIAL STATEMENTS 5. CUSTODIAN RELATIONSHIP The Partnership's custodian is State Street Bank & Trust Co. (the "Custodian"). The Custodian’s main function is to hold cash and securities for the Partnership. Custodial fees are borne by the Partnership, although they may be paid by the General Partner at its discretion, in part or in whole. The General Partner paid for all Custodial fees for the period January 1, 2018 to December 31, 2018. Securities Lending Agreement Under the terms of the securities lending agreement (“the SL Agreement”) with the Custodian, the Custodian is authorized to loan securities on behalf of the Partnership to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Partnership receives cash collateral in the amount of 102% or 105% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day to maintain a collateral of no less than 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Partnership’s Schedule of Investments. Although risk is mitigated by the collateral, the Partnership could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The SL Agreement indemnifies the Partnership from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The SL Agreement provides that after predetermined rebates to borrowers, the Partnership retains 80% of its respective net securities lending income and pay the Custodian the remaining 20%. The Partnership manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with the Custodian that provides the Partnership, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Partnership. As of December 31, 2018, the Partnership loaned common stocks having a fair value of approximately $44,061 and received $45,825 of cash collateral for the loan both of which are presented gross on the Statement of Assets, Liabilities and Partners’ Capital. All individual open security loan transactions were overcollateralized. This cash was invested in a registered investment company, which is included in the Schedule of Investments. 6. INDEMNIFICATIONS The Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 14 NOTES TO THE FINANCIAL STATEMENTS 7. FINANCIAL HIGHLIGHTS Financial highlights for the period January 1, 2018 to December 31, 2018, were as follows: Total return (9.92) % Ratio of net investment income to average partners’ capital 2.26 % Ratio of gross expenses to average partners’ capital: 2.04 % Ratio of expenses waived/reimbursed to average partners’ capital: ** (2.04) % Ratio of net expenses to average partners’ capital: ** 0.00 % Portfolio Turnover 60.65% **No Professional Fees, Management Fees or Incentive Allocations were paid by the Partnership. The above ratios and returns were calculated for the limited partners taken as a whole. An individual limited partner’s returns and ratios may vary based on different Management Fee and Incentive Allocation arrangements, as well as the timing of capital contributions. For the year ended December 31, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were $2,325,810 and $2,338,871, respectively. 8. SUBSEQUENT EVENTS For the period from January 1, 2019, to March 6, 2019, there were no capital contributions or withdrawals to or from the Partnership. These financial statements were approved by management and available for issuance on March 6, 2019. Subsequent events have been evaluated through this date.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. FINANCIAL STATEMENTS DECEMBER 31, 2017

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. DECEMBER 31, 2017 TABLE OF CONTENTS INDEPENDENT AUDITORS’ REPORT......................................................................................... 2 STATEMENT OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL December 31, 2017 ................................................................................................................. 3 SCHEDULE OF INVESTMENTS December 31, 2017 .............................................................................................................. 4-6 STATEMENT OF OPERATIONS For the period January 1, 2017 (commencement of operations) to December 31, 2017 ........ 7 STATEMENT OF CHANGES IN PARTNERS’ CAPITAL For the period January 1, 2017 (commencement of operations) to December 31, 2017 ........ 8 NOTES TO THE FINANCIAL STATEMENTS .......................................................................... 9-14

Independent Auditors’ Report To the Partners Diamond Hill International Equity Fund, L.P. We have audited the accompanying financial statements of Diamond Hill International Equity Fund, L.P., which comprise the statement of assets, liabilities and partners’ capital, including the schedule of investments, as of December 31, 2017, and the related statements of operations and changes in partners’ capital for the year then ended, and the related notes to the financial statements. Management’s Responsibility for the Financial Statements Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditor’s Responsibility Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion. Opinion In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diamond Hill International Equity Fund, L.P. as of December 31, 2017, and the results of its operations and changes in its partners’ capital for the year then ended in accordance with accounting principles generally accepted in the United States of America. Milwaukee, Wisconsin May 20, 2019 COHEN & COMPANY, LTD. 800.229.1099 | 866.818.4538 fax | cohencpa.com Registered with the Public Company Accounting Oversight Board

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 3 STATEMENT OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL DECEMBER 31, 2017 ASSETS INVESTMENTS IN SECURITIES, AT FAIR VALUE (COST $3,370,627: includes $78,556 of securities loaned) $ 4,031,041 DIVIDENDS RECEIVABLE 6,147 TOTAL ASSETS $ 4,037,188 LIABILITIES DUE TO BROKER 14 PAYABLE UPON RETURN OF SECURITIES LOANED 80,308 TOTAL LIABILITIES $ 80,322 PARTNERS’ CAPITAL PARTNERS’ CAPITAL $ 3,956,866 TOTAL LIABILITIES AND PARTNERS’ CAPITAL $ 4,037,188 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 4 SCHEDULE OF INVESTMENTS DECEMBER 31, 2017 INVESTMENTS IN SECURITIES Percentage of Partners’ Shares Fair Value Capital COMMON STOCK Belgium Anheuser-Busch Inbev NV 1,188 $ 132,620 3.4 % UCB S.A. 1,550 122,895 3.1 Total Belgium 255,515 6.5 Brazil B3 S.A. – Brasil, Bolsa, Balcao 11,836 81,356 2.1 Canada Fairfax Financial Holdings Ltd. 223 117,808 3.0 France Essilor International S.A. 594 81,812 2.1 Euronext NV 1,449 89,873 2.3 LVMH Moet Hennessy Louis Vuitton S.A. 314 92,154 2.3 Safran S.A. 900 92,824 2.3 Sanofi 744 64,048 1.6 Scor SE 4,016 161,405 4.1 Total France 582,116 14.7 Germany Bayer A.G. 861 106,983 2.7 Fuchs Petrolub SE 1,109 53,605 1.4 GEA Group 1,488 71,187 1.8 Grand City Properties 3,289 77,414 2.0 Lanxess A.G. 500 39,632 1.0 Total Germany 348,821 8.9 Hong Kong Shandong Weigao 94,000 68,313 1.7 India WNS Holdings ADR * 2,198 88,206 2.2 Italy EXOR Holding N.V. 1,435 87,962 2.2 Fiat S.p.A. * 2,894 51,664 1.3 Total Italy 139,626 3.5 Japan Amada Holdings Co., Ltd. 3,400 46,158 1.2 KDDI Corp. 5,000 124,187 3.1 Seven & I Holdings 2,700 111,841 2.8 Takeda Pharmaceutical Co., Ltd. 700 39,629 1.0 Total Japan 321,815 8.1 Mexico Grupo Televisa S.A.B. 20,194 75,573 1.9 Telesites SAB de CV (Cl B) * 62,000 47,237 1.2 Total Mexico 122,810 3.1 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 5 SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2017 INVESTMENTS IN SECURITIES (Continued) Percentage of Partners’ Shares Fair Value Capital Netherlands Sensata Technologies Holding N.V. *^ 1,537 $ 78,556 2.0 % Singapore DBS Group 4,900 90,628 2.3 South Korea Hana Financial Group, Inc. 1,094 51,026 1.3 Kangwon Land, Inc. 1,365 44,523 1.1 Samsung Electronics Co., Ltd. 18 42,913 1.1 Total South Korea 138,462 3.5 Spain Banco Bilbao Vizcaya Agrentaria S.A. 9,700 82,426 2.1 Switzerland Credit Suisse Group A.G. 5,000 89,190 2.2 Julius Baer Group Ltd. 2,702 165,253 4.2 Total Switzerland 254,443 6.4 Taiwan Taiwan Semiconductors 965 38,262 1.0 Thailand Kasikornbank Public Co. Ltd. 12,000 85,280 2.2 United Kingdom Aptiv PLC 1,534 130,130 3.3 Ashmore Group Ltd. 25,265 137,664 3.5 Beazley PLC 12,522 90,305 2.3 BT Group PLC 15,000 54,975 1.4 Delphi Automotive PLC 811 42,553 1.1 GlaxoSmithKline PLC 10,359 183,437 4.6 Howden Joinery Group PLC 25,365 159,658 4.0 Liberty Global PLC (Cl A) * 3,918 140,421 3.5 Total United Kingdom 939,143 23.7 United States Baidu, Inc. * 471 110,314 2.7 TOTAL COMMON STOCK (Cost $3,283,485) 3,943,900 99.7 REGISTERED INVESTMENT COMPANIES United States State Street Institutional Liquid Reserve Fund, Premier Class, 1.43% # ** 6,834 6,833 0.2 State Street Navigator Securities Lending Prime Portfolio II, 1.48% + *** 80,308 80,308 2.0 TOTAL REGISTERED INVESTMENT COMPANIES (Cost $87,142) 87,141 2.2 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 6 SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2017 INVESTMENTS IN SECURITIES (Continued) TOTAL INVESTMENTS IN SECURITIES (Cost $3,370,627) 4,031,041 101.9 NET OTHER ASSETS (LIABILITIES) (74,175) (1.9) TOTAL PARTNERS’ CAPITAL $ 3,956,866 100.0% * Non-income producing security. ^ All or a portion of the securities within this sector are on loan. Refer to note 5, Custodian Relationship, of the Notes to the Financial Statements for additional disclosures. # The rate shown represents the 7 day yield on December 31, 2017. ** Investment held for cash with outstanding shares of 6,834. + The rate shown represents the daily yield on December 31, 2017. *** Investment held as collateral for securities on loan with outstanding shares of 80,308. The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 7 STATEMENT OF OPERATIONS FOR THE PERIOD JANUARY 1, 2017 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2017 INVESTMENT INCOME Dividends (net of foreign withholding tax of $9,330) $ 66,890 Income from securities loaned 32 TOTAL INVESTMENT INCOME 66,922 EXPENSES Management Fees 37,205 Custody Fees 2,725 Professional Fees 19,000 TOTAL EXPENSES 58,930 Management Fees Waived by General Partner (37,205) Custody Fees Reimbursed by General Partner (2,725) Professional Fees Reimbursed by General Partner (19,000) NET EXPENSES - NET INVESTMENT INCOME 66,922 REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY Net realized gain on investments 229,724 Net realized loss on foreign currency transactions (281) Net change in unrealized gain on investments 660,501 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS 889,944 NET INCREASE IN PARTNERS’ CAPITAL FROM OPERATIONS $ 956,866 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 8 STATEMENT OF CHANGES IN PARTNERS’ CAPITAL FOR THE PERIOD JANUARY 1, 2017 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2017 General Limited Partner Partner Total PARTNERS’ CAPITAL – JANUARY 1, 2017 $ - $ - $ - CAPITAL CONTRIBUTIONS 890,000 2,110,000 3,000,000 NET INCREASE IN PARTNERS’ CAPITAL FROM OPERATIONS 283,870 672,996 956,866 PARTNERS’ CAPITAL – DECEMBER 31, 2017 $ 1,173,870 $ 2,782,996 $3,956,866 The accompanying notes are an integral part of these financial statements.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 9 NOTES TO THE FINANCIAL STATEMENTS 1. ORGANIZATION Diamond Hill International Equity Fund, L.P. (the “Partnership”), a limited partnership organized under the laws of the State of Ohio, commenced operations on January 1, 2017, pursuant to a limited partnership agreement (the “Agreement”). The Partnership’s General Partner is Diamond Hill General Partner, LLC (the “General Partner”), the managing member of which is Diamond Hill Capital Management, Inc. (“DHCM”). DHCM is a registered investment adviser pursuant to the Investment Advisers Act of 1940. The Partnership's investment objective is to achieve long-term capital appreciation. The Partnership takes a global approach and invests primarily in foreign equity securities of any company size, or from any country, including emerging market countries, which DHCM believes are undervalued. 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Partnership is an investment company and accordingly follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Partnership’s significant accounting policies: Use of Accounting Estimates The financial statements are prepared in conformity with GAAP, which requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Security Valuation and Income The Partnership records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Partnership maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below: Level 1 Quoted prices in active markets for identical securities Level 2 Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.) Level 3 Significant unobservable inputs (including the General Partner’s own assumptions in determining fair value of investments) .

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 10 NOTES TO THE FINANCIAL STATEMENTS 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued) Security Valuation and Income (Continued) The Partnership values investments in equity securities listed on a national securities exchange at their last reported sales price on the date of determination, as defined in the Agreement. When using these market quotations and when the market is considered active, the security will generally be classified as a Level 1 security. Other securities traded in the over-the- counter market, and listed securities for which no sale was reported on that date, are valued at their last reported “bid” price for long positions and “ask” price for short positions, and generally will be classified as a Level 2 security. Investments in registered investment companies are valued at their reported net asset value per share. Fair value pricing was used for the valuation of certain foreign equity securities. The Partnership uses a systematic valuation model, provided by an independent third party, should events materially affecting the value of foreign equity securities occur between the times the exchange on which they are traded closes and the time the Partnership’s assets were valued. These valuations are considered as Level 2 in the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Partnership’s investments as of December 31, 2017: Level 1 Level 2 Quoted Prices Observable Inputs Total Investments in Securities (assets): Common Stock* $ 869,059 $ 3,074,841 $ 3,943,900 Registered Investment Companies 87,141 - 87,141 Total Investments in Securities: $ 956,200 $ 3,074,841 $ 4,031,041 * See Schedule of Investments for country classification. The Partnership held no Level 3 securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Partnership recognizes significant transfers between levels at the end of the reporting period. There were no transfers between levels as December 31, 2017 is the first reporting period. Securities transactions and any related gains or losses are recorded on a trade date basis. Dividends are recorded on the ex-dividend date and interest is recognized on the accrual basis. Realized gains and losses on securities transactions are recorded on a specific identification method. Withholding taxes on foreign dividends have been provided for in accordance with the Partnership’s understanding of the applicable country’s tax rules and rates. Foreign Currency Translation Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Partnership does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the unrealized gains and losses from investments. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Partnership’s books, and the

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 11 NOTES TO THE FINANCIAL STATEMENTS 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued) Foreign Currency Translation (Continued) U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates. Allocation of Income and Expenses Net income and losses are allocated to both the General Partner and the limited partners in accordance with each partner’s ownership percentage, subject to any Management Fee and Incentive Allocation (see Note 4). The General Partner is responsible for all office overhead expenses. Legal, accounting, audit and other professional fees (“Professional Fees”) and investment expenses are borne by the Partnership, although they may be paid by the General Partner at its discretion, in part or in whole. The General Partner paid for all Professional Fees for the period January 1, 2017 to December 31, 2017. Partner Withdrawals and Contributions The minimum initial investment that will be accepted from a new limited partner is $1,000,000, although the General Partner has discretion to accept lesser amounts. Capital contributions generally will be accepted as of the first day of each month; however, the General Partner, in its sole discretion, has the right to admit new limited partners and to accept additional funds from existing limited partners at any time. Upon such admission or receipt of additional capital contributions, the interests of the partners will be adjusted in accordance with their capital accounts. Additional investments by existing limited partners will be accepted in amounts not less than $500,000, although the General Partner may accept lesser amounts, in its sole discretion. In connection with an additional investment by an existing limited partner, the General Partner may (i) treat such additional investment as a capital contribution with respect to one of such limited partner’s existing capital accounts or (ii) establish a new capital account to which such capital contribution shall be credited and which shall be maintained for the benefit of such limited partner separately from any existing capital account. Such separate capital account will be maintained for purposes of calculating the applicable Incentive Allocation (see Note 4). Subject to the redemption fee described below, limited partners may redeem all or any portion of their interests in a minimum amount of $500,000, with at least 60 days prior written notice to the General Partner (or shorter notice period as decided by the General Partner), on the last day of any month. Withdrawals are recorded on their effective date. Redemption Fee Any redemption by a limited partner within 12 months after such limited partner’s initial investment shall be subject to a redemption fee payable to the Partnership (“Redemption Fee”). The Redemption Fee shall be equal to 2.5 percent of the net asset value of the interests redeemed if such redemption occurs before the first anniversary of the investment by such limited partner. The General Partner may agree to waive the Redemption Fee for any limited partner. For the period January 1, 2017 to December 31, 2017, there were no redemption fees collected by the Partnership.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 12 NOTES TO THE FINANCIAL STATEMENTS 3. INCOME TAXES The Partnership is not subject to federal income taxes because its income and losses are included in the tax returns of its partners. The Partnership has evaluated the tax positions expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax position will “more-likely-than-not” be sustained by the Partnership upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Partnership would be recorded as a tax benefit or expense in the current period. For the period January 1, 2017 to December 31, 2017, the Partnership did not recognize any amounts for unrecognized tax benefits. A reconciliation of unrecognized tax benefits is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. 4. RELATED PARTY TRANSACTIONS Management Fee Pursuant to the terms of the Agreement, the General Partner receives a monthly management fee (“Management Fee”) equal to 1/12 of either 1.5% or 0.75% of each limited partner’s share of the Partnership’s net asset value. The Management Fee shall be payable monthly in advance and calculated as of the first day of each month. A pro rata Management Fee will be charged to limited partners on any amounts permitted to be invested during the month. No part of the Management Fee will be refunded in the event that a limited partner withdraws all or any of the value in the limited partner’s capital account during a month. The General Partner, in its sole discretion, may waive or reduce the Management Fee with respect to one of more limited partners for any period of time, or agree to apply a different Management Fee to one or more limited partners for any period of time. For the period January 1, 2017 to December 31, 2017, the General Partner has agreed to waive the Management Fee of $37,205 in its entirety. Incentive Allocation In addition, for limited partners subject to the 0.75% annual Management Fee, the General Partner shall receive an incentive allocation (the “Incentive Allocation”) at the close of each year, which will accrue monthly and be equal to 20% of the portion of the Partnership’s annual net income (including realized and unrealized gains and net of the Management Fee) attributed to each such limited partner as of the close of such year. The Incentive Allocation shall be subject to: (i) a high water mark or loss carryforward provision and (ii) a 5% hurdle provision. The General Partner, in its discretion, may waive or reduce the Incentive Allocation. The General Partner has agreed to waive the limited partner’s incentive allocation. 5. CUSTODIAN RELATIONSHIP The Partnership's custodian is State Street Bank & Trust Co. (the "Custodian"). The Custodian’s main function is to hold cash and securities for the Partnership. Custodial fees are borne by the Partnership, although they may be paid by the General Partner at its discretion, in part or in whole. The General Partner paid for all Custodial fees for the period January 1, 2017 to December 31, 2017.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 13 NOTES TO THE FINANCIAL STATEMENTS 5. CUSTODIAN RELATIONSHIP (Continued) Securities Lending Agreement Under the terms of the securities lending agreement (“the SL Agreement”) with the Custodian, the Custodian is authorized to loan securities on behalf of the Partnership to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. Upon entering into a securities lending transaction, the Partnership receives cash collateral in the amount of 102% or 105% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day to maintain a collateral of no less than 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Partnership’s Condensed Schedule of Investments. Although risk is mitigated by the collateral, the Partnership could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The SL Agreement indemnifies the Partnership from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The SL Agreement provides that after predetermined rebates to borrowers, the Partnership retains 80% of its respective net securities lending income and pay the Custodian the remaining 20%. As of December 31, 2017, the Partnership loaned common stocks having a fair value of approximately $78,556 and received $80,308 of cash collateral for the loan both of which are presented gross on the Statement of Assets, Liabilities and Partners’ Capital. All individual open security loan transactions were overcollateralized. This cash was invested in a registered investment company, which is included in the Schedule of Investments. 6. INDEMNIFICATIONS The Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. 7. FINANCIAL HIGHLIGHTS Financial highlights for the period January 1, 2017 to December 31, 2017, were as follows: Total return 31.90 % Ratio of net investment income to average partners’ capital 1.90 % Ratio of gross expenses to average partners’ capital: 2.12 % Ratio of expenses waived/reimbursed to average partners’ capital: ** (2.12)% Ratio of net expenses to average partners’ capital: ** 0.00 % Portfolio Turnover 28.36% **No Professional Fees, Management Fees or Incentive Allocations were paid by the Partnership.

DIAMOND HILL INTERNATIONAL EQUITY FUND, L.P. PAGE 14 NOTES TO THE FINANCIAL STATEMENTS 7. FINANCIAL HIGHLIGHTS (Continued) The above ratios and returns were calculated for the limited partners taken as a whole. An individual limited partner’s returns and ratios may vary based on different Management Fee and Incentive Allocation arrangements, as well as the timing of capital contributions. For the year ended December 31, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were $4,059,762 and $1,006,060, respectively. 8. SUBSEQUENT EVENTS For the period from January 1, 2018, to May 20, 2019, there were no capital contributions to the Partnership and one capital withdrawal from the Partnership in the amount of $65,948. The General Partner expects the Partnership will convert into the Diamond Hill Funds Trust, an open-end investment company, in July 2019. These financial statements were approved by management and available for issuance on May 20, 2019. Subsequent events have been evaluated through this date.

DIAMOND HILL FUNDS
PART C. OTHER INFORMATION

ITEM 28.    EXHIBITS

(a)	Articles of Incorporation.

(i)
Copy of Registrant’s Second Amended and Restated Agreement and Declaration of Trust dated August 21, 2012, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 38, is hereby incorporated by reference.

(ii)
Copy of Amendment No.1, dated November 21, 2013, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amendment No.2, dated August 20, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(iv)
Copy of Amendment No. 3, dated November 19, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amendment No. 4, dated May 26, 2016, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)
Copy of Amendment No. 5, dated February 16, 2017, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(vii)
Copy of Amendment No. 6, dated May 25, 2017, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 62, is hereby incorporated by reference.

(viii)
Copy of Amendment No. 7, dated November 14, 2018, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(ix)
Copy of Amendment No. 8, dated November 14, 2018, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(b)	By-Laws.

(i)	Copy of Amended and Restated By-Laws, dated as of November 20, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is incorporated by reference.

(ii)	Copy of Amended and Restated By-Laws, dated as of November 14, 2018, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.
None other than in Registrant’s Second Amended and Restated Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts.

(i)
Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)
Copy of Amended Exhibit A, dated as of November 21, 2013, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Mid Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amended Exhibit A, dated as of February 28, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Strategic Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(iv)
Copy of Amended Exhibit A, dated as of November 19, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill High Yield Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(v)
Copy of Amended Exhibit A, dated as of January 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vi)
Copy of Amended Exhibit A, dated as of February 28, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Corporate Credit Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vii)
Copy of Amended Exhibit A, dated as of May 26, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(viii)
Copy of Amended Exhibit A, dated as of August 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ix)
Copy of Amended Exhibit A, dated as of January 1, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Mid Cap Fund, Diamond Hill Research Opportunities Fund, and Diamond Hill Financial Long-Short Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(x)
Copy of Amended Exhibit A, dated as of February 28, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill All Cap Select Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(xi)
Copy of Amended Exhibit A, dated as of August 17, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Global Fund with its Adviser, Diamond Hill Capital Management, Inc. which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xii)
Copy of Registrant’s Fee Waiver Agreement dated as of April 6, 2017, with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 60, is hereby incorporated by reference.

(xiii)
Copy of Amended Exhibit A, dated as of February 14, 2019, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill International Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(i)
Copy of Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ii)	Copy of Underwriting Agreement Novation with BHIL Distributors, LLC which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 62, is hereby incorporated by reference.

(iii)	Form of Dealer’s Agreement, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts.
None.

(g)	Custodian Agreements.

(i)
Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)	Copy of Amendment dated October 13, 2015, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iii)	Copy of Amendment dated March 1, 2016, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iv)
Copy of Amended Appendix A, dated November 19, 2015, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amended Appendix A, dated February 28, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vi)
Copy of Amended Appendix A, dated June 15, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vii)
Copy of Amended Appendix A, dated February 28, 2017, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(viii)
Copy of Amended Appendix A, dated August 17, 2017, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant's Amendment No. 63, is hereby incorporated by reference.

(ix)
Copy of Amended Appendix A, dated February 28, 2019, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(h)	Other Material Contracts.

(i)
Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)
Copy of Amended Schedule A dated November 21, 2013, to the Amended and Restated Administrative and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iv)
Copy of Amended Schedule B, dated January 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(v)
Copy of Amended Schedule B, dated July 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(vi)
Copy of Amended Schedule A, dated as of November 19, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(vii)
Copy of Amended Schedule B, dated as of January 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49, is hereby incorporated by reference.

(viii)
Copy of Amended Schedule A, dated as of February 28, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(ix)
Copy of Amended Schedule A, dated as of May 26, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(x)
Copy of Amended Schedule B, dated as of August 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xi)
Copy of Amended Schedule A, dated as of February 28, 2017, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(xii)
Copy of Amended Schedule B, dated as of June 1, 2017, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc. which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xiii)
Copy of Amended Schedule A, dated as of August 17, 2017, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc. which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xiv)
Copy of Amended Schedule B, dated as of February 28, 2018, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xv)
Copy of Amended Schedule A, dated as of February 14, 2019, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xvi)
Copy of Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xvii)
Copy of Amendment, dated December 18, 2017, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xviii)
Copy of Amended Schedule A, dated January 2, 2018, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xix)
Copy of Amended Schedule A, dated February 14, 2019, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xx)
Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(xxi)
Copy of First Amendment, dated November 19, 2015, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xxii)
Copy of Second Amendment, dated February 10, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xxiii)
Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxiv)
Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxv)
Copy of Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxvi)
Copy of Sixth Amendment, dated October 12, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xxvii)
Copy of Seventh Amendment, dated November 14, 2017, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xxviii)
Copy of Eighth Amendment, dated March 9, 2018, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxix)
Copy of Ninth Amendment, dated February 14, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxx)
Copy of Tenth Amendment, dated March 1, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(xxxi)
Copy of Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company, dated as of May 26, 2015, as amended by First Amendment dated as of June 19, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xxxii)
Copy of Second Amendment dated April 6, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxxiii)
Copy of Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(i)	Legal Opinion.
Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions.

Consent of Cohen & Company, Ltd. is filed herewith.

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements.
Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(i)
Copy of Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(ii)
Copy of Amended Exhibit A dated November 21, 2013, to Registrant’s Amended and Restated Plan of Distribution Plan Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amended Exhibit A, dated November 19, 2015, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)
Copy of Amended Exhibit A, dated February 28, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amended Exhibit A, dated May 26, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)
Copy of Amended Exhibit A, dated August 18, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(vii)
Copy of Amended Exhibit A, dated February 28, 2017, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(viii)
Copy of Amended Exhibit A, dated August 17, 2017, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(ix)
Copy of Amended Exhibit A, dated February 14, 2019, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

(i)
Copy of Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)
Copy of Amended Schedule A dated November 21, 2013, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amended Schedule A, dated November 19, 2015, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)
Copy of Amended Schedule A, dated February 28, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amended Schedule A, dated May 26, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)
Copy of Amended Schedule A, dated February 28, 2017, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(vii)
Copy of Amended Schedule A, dated August 17, 2017, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(viii)
Copy of Amended Schedule A, dated February 14, 2019, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011 which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(o)	Powers of Attorney for Trustees.
Powers of Attorney for Trustees, dated November 20, 2014, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, are hereby incorporated by reference.

(p)	Codes of Ethics.

(i)
Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. dated January 1, 2017, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(ii)
Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. dated February 14, 2019, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(q)	Nominating and Governance Committee Charter

(i)	Copy of Nominating and Governance Committee Charter, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)	Copy of Nominating and Governance Committee Charter, dated as of November 2018, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
None.
ITEM 30. INDEMNIFICATION
(a) Article VI of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:
SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.
SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.
(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.
(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Global Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund is a registered investment adviser.
(1) DHCM has engaged in no other business during the past two fiscal years.
(2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).
ITEM 32. PRINCIPAL UNDERWRITERS

(a)
Foreside Financial Services, LLC (f/k/a BHIL Distributors, LLC) (the "Distributor") acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: AAMA Equity Fund and AAMA Income Fund, Series of Asset Management Fund: Advisers Investment Trust; The Boston Trust & Walden Funds; The Cook & Bynum Funds Trust; Praxis Mutual Funds; and SA Funds-Investment Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA.” The Distributor has its main address at Three Canal Plaza, Suite 100, Portland, ME 04101.

(b)	Officers and Directors.

Name	Address	Position with the Distributor	Position and Offices with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
(c) Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215; and/or by the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116; and the Registrant’s sub-administration service provider, sub-fund accountant, and sub-transfer agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
ITEM 34. MANAGEMENT SERVICES
None.
ITEM 35. UNDERTAKINGS
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on May 22, 2019.

DIAMOND HILL FUNDS

By:	/s/ Gary R. Young
Gary R. Young
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gary R. Young	President	May 22, 2019
Gary R. Young

/s/ Julie A. Roach	Treasurer	May 22, 2019
Julie A. Roach

Elizabeth P. Kessler*	Trustee	May 22, 2019
Elizabeth P. Kessler

D’Ray Moore Rice*	Trustee	May 22, 2019
D’Ray Moore Rice

Peter E. Sundman*	Trustee	May 22, 2019
Peter E. Sundman

Tamara L. Fagely*	Trustee	May 22, 2019
Tamara L. Fagely

*By:	/s/ Gary R. Young
Gary R. Young
Executed by Gary R. Young
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit Number	Description
(i)	Consent of Counsel
(j)	Consent of Cohen & Company, Ltd.